UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 1.2%
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	$300	$285,375
7.50%, 01/24/27 (Call 01/24/22)(a)	350	311,938
YPF SA
6.95%, 07/21/27(a)	600	538,500
7.00%, 12/15/47 (Call 06/15/47)(a)	400	326,800
8.50%, 03/23/21(a)	500	508,125
8.50%, 07/28/25(a)	500	489,500
8.75%, 04/04/24(a)	616	617,971

		3,078,209

Azerbaijan — 0.4%
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (a)	1,000	1,117,500

Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/27(a)	600	621,000
8.38%, 11/07/28(a)	200	214,000

		835,000

Brazil — 14.1%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(a)	600	622,920
5.90%, 01/16/21(a)	600	615,750
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)	200	197,900
Banco do Brasil SA/Cayman
3.88%, 10/10/22	600	590,400
4.63%, 01/15/25(a)	400	392,064
4.88%, 04/19/23(a)	400	404,200
5.38%, 01/15/21(a)	100	101,450
5.88%, 01/26/22(a)	900	934,290
5.88%, 01/19/23(a)	600	623,979
Braskem Finance Ltd.
5.38%, 05/02/22(a)	200	206,855
5.75%, 04/15/21(a)	400	414,500
6.45%, 02/03/24	400	433,000
BRF SA
3.95%, 05/22/23(a)	400	365,600
4.75%, 05/22/24(a)	200	185,500
Caixa Economica Federal
3.50%, 11/07/22(a)	450	433,688
7.25%, 07/23/24 (Call 07/23/19)(a)(b)(c)	200	202,000
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	400	436,494
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(a)	800	814,800
CSN Resources SA, 6.50%, 07/21/20(a)	692	680,755
Embraer Netherlands Finance BV, 5.05%, 06/15/25	400	412,724
Embraer Overseas Ltd., 5.70%, 09/16/23(a)	450	474,750
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	400	411,500
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	400	368,500
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	300	315,660
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	820	839,680
5.50%, 08/06/22(a)	960	992,640
5.65%, 03/19/22(a)	200	206,840
5.75%, 01/22/21(a)	300	307,140
6.20%, 04/15/20(a)	700	716,625
6.20%, 12/21/21(a)	800	840,408

Security	Par (000)	Value

Brazil (continued)
JBS Investments GmbH
6.25%, 02/05/23 (Call 02/05/19)(a)	$200	$199,000
7.25%, 04/03/24 (Call 04/03/19)(a)	200	206,314
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	650	648,375
5.88%, 07/15/24 (Call 07/15/19)(a)	525	531,563
6.75%, 02/15/28 (Call 02/15/23)(a)	400	404,000
7.25%, 06/01/21 (Call 06/01/19)(a)	400	405,520
Klabin Finance SA
4.88%, 09/19/27(a)	200	187,250
5.25%, 07/16/24(a)	200	201,000
MARB BondCo PLC
6.88%, 01/19/25 (Call 01/19/21)(a)	600	570,000
7.00%, 03/15/24 (Call 03/15/20)(a)	400	389,000
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(a)	200	206,120
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	500	477,500
Odebrecht Finance Ltd.
4.38%, 04/25/25(a)	200	25,500
7.13%, 06/26/42 (Call 12/26/41)(a)	400	50,000
Petrobras Global Finance BV
4.38%, 05/20/23	1,256	1,253,048
5.30%, 01/27/25	1,500	1,497,150
5.38%, 01/27/21	594	610,038
5.63%, 05/20/43	400	359,400
5.75%, 02/01/29	1,392	1,365,830
6.00%, 01/27/28	2,468	2,463,064
6.13%, 01/17/22	709	745,166
6.25%, 03/17/24	1,361	1,436,373
6.75%, 01/27/41	500	499,500
6.85%, 06/05/15	1,083	1,051,052
6.88%, 01/20/40	300	302,496
7.25%, 03/17/44	1,086	1,146,816
7.38%, 01/17/27	1,601	1,731,081
8.38%, 05/23/21	200	219,800
8.75%, 05/23/26	1,679	1,964,850
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/24(a)	635	680,888
Rumo Luxembourg Sarl
5.88%, 01/18/25 (Call 01/18/22)(a)	200	197,770
7.38%, 02/09/24 (Call 02/09/21)(a)	200	211,250
Votorantim Cimentos SA, 7.25%, 04/05/41(a)	500	521,385

		37,300,711

Chile — 0.2%
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(a)	600	614,940

China — 5.4%
Agile Group Holdings Ltd.
8.50%, 07/18/21 (Call 07/18/20)(a)	200	208,464
9.00%, 05/21/20 (Call 05/21/19)(a)	400	413,954
CFLD Cayman Investment Ltd., 6.50%, 12/21/20(a)	600	562,413
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(a)	300	305,748
China Evergrande Group
6.25%, 06/28/21(a)	400	374,482
7.50%, 06/28/23 (Call 06/28/20)(a)	600	539,751
8.25%, 03/23/22 (Call 03/23/20)(a)	600	568,899
8.75%, 06/28/25 (Call 06/28/21)(a)	2,166	1,916,910
9.50%, 03/29/24 (Call 03/29/21)(a)	500	465,000
China SCE Group Holdings Ltd.
5.88%, 03/10/22 (Call 03/10/20)(a)	200	189,017
7.45%, 04/17/21 (Call 04/17/20)(a)	400	399,753

1

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
CIFI Holdings Group Co. Ltd.
5.50%, 01/23/22 (Call 01/23/20)(a)	$400	$377,000
6.88%, 04/23/21 (Call 04/23/20)(a)	200	200,000
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	400	377,766
4.75%, 09/28/23 (Call 09/28/20)(a)	400	363,358
7.25%, 04/04/21 (Call 10/04/19)(a)	200	202,541
7.50%, 03/09/20 (Call 03/09/19)(a)	400	408,600
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(a)	600	565,785
5.88%, 02/13/23 (Call 11/17/20)(a)	200	181,250
7.00%, 04/25/21 (Call 04/25/20)(a)	200	197,560
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)(a)	200	162,530
8.38%, 03/08/21(a)	400	343,363
Fortune Star BVI Ltd.
5.25%, 03/23/22 (Call 03/23/20)(a)	600	568,851
5.38%, 12/05/20(a)	200	196,000
Greenland Global Investment Ltd., 5.88%, 07/03/24(a)	400	345,690
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 03/15/20)(a)	200	188,157
New Metro Global Ltd., 6.50%, 04/23/21 (Call 04/23/20)(a)	200	198,000
Powerlong Real Estate Holdings Ltd., 5.95%, 07/19/20(a)	400	392,000
Ronshine China Holdings Ltd.,
8.25%, 02/01/21 (Call 02/01/20)(a)	400	395,736
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(a)	200	212,000
13.75%, 11/06/23 (Call 11/06/21)(a)	300	317,625
Shimao Property Holdings Ltd.
4.75%, 07/03/22 (Call 07/03/20)(a)	800	778,892
8.38%, 02/10/22 (Call 02/10/19)(a)	200	208,719
Sunac China Holdings Ltd.
7.35%, 07/19/21 (Call 07/19/20)(a)	400	398,000
7.95%, 08/08/22 (Call 08/08/20)(a)	200	198,535
Times China Holdings Ltd., 6.25%, 01/17/21 (Call 01/31/20)(a)	200	196,472
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21 (Call 05/11/20)(a)	400	405,910

		14,324,731

Colombia — 1.3%
Banco de Bogota SA
4.38%, 08/03/27(a)	200	191,175
5.38%, 02/19/23(a)	400	411,000
6.25%, 05/12/26(a)	600	625,725
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(b)(c)	400	395,820
5.13%, 09/11/22	400	410,500
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(a)	345	348,450
Grupo Aval Ltd., 4.75%, 09/26/22(a)	400	394,204
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(a)	700	698,250

		3,475,124

Costa Rica — 0.1%
Banco Nacional de Costa Rica, 5.88%, 04/25/21(a)	235	230,888

Ghana — 0.2%
Tullow Oil PLC, 7.00%, 03/01/25 (Call 03/01/21)(a)	400	386,000

India — 1.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	400	359,500
5.95%, 07/31/24(a)	625	629,678

Security	Par (000)	Value

India (continued)
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	$400	$372,500
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	198,681
Vedanta Resources PLC
6.13%, 08/09/24 (Call 08/09/21)(a)	400	364,108
6.38%, 07/30/22(a)	600	580,053
7.13%, 05/31/23(a)	300	289,500
8.25%, 06/07/21(a)	200	207,039

		3,001,059

Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(a)	200	202,500

Israel — 2.4%
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	350	325,938
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	1,751	1,650,326
2.80%, 07/21/23	1,275	1,144,312
3.15%, 10/01/26	1,500	1,244,850
4.10%, 10/01/46	1,000	727,405
6.00%, 04/15/24 (Call 01/15/24)	400	404,802
6.75%, 03/01/28 (Call 12/01/27)	800	821,600

		6,319,233

Jamaica — 0.5%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(d)	563	464,475
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(d)	437	238,165
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/19)(a)	450	416,250
6.75%, 03/01/23 (Call 03/01/19)(a)	400	325,880

		1,444,770

Kazakhstan — 1.3%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(a)	450	447,750
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/21(a)	600	625,500
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(a)	600	670,500
KazMunayGas National Co. JSC
3.88%, 04/19/22(a)	200	199,500
4.75%, 04/19/27(a)	800	808,000
5.75%, 04/19/47(a)	400	403,580
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(a)	400	262,999

		3,417,829

Mexico — 1.2%
Axtel SAB de CV, 6.38%, 11/14/24 (Call 11/14/20)(a)	200	192,250
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(b)(c)	200	187,520
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26 (Call 08/11/21)(a)(b)(c)	400	387,034
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/18/28)(a)(b)(c)	600	538,500
7.25%, 04/22/20(a)	200	207,000
Cemex Finance LLC, 6.00%, 04/01/24 (Call 04/01/19)(a)	450	458,273
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)(a)	700	702,450
6.13%, 05/05/25 (Call 05/05/20)(a)	400	407,288
7.75%, 04/16/26 (Call 04/16/21)(a)	200	216,000

		3,296,315

Oman — 0.5%
Bank Muscat SAOG, 3.75%, 05/03/21(a)	400	390,000
Lamar Funding Ltd., 3.96%, 05/07/25(a)	400	337,000

2

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	$200	$194,748
6.63%, 04/24/28(a)	500	470,000

		1,391,748

Panama — 0.0%
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/01/19)(a)	50	51,563

Russia — 2.1%
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/21(a)	400	424,500
Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/27 (Call 10/05/22)(a)(b)(c)	200	164,000
Evraz Group SA
5.38%, 03/20/23(a)	200	199,500
6.50%, 04/22/20(a)	336	342,720
6.75%, 01/31/22(a)	400	417,500
8.25%, 01/28/21(a)	350	371,875
GTLK Europe DAC, 5.13%, 05/31/24(a)	200	189,750
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	400	391,500
Polyus Finance PLC, 5.25%, 02/07/23(a)	400	397,500
Polyus Gold International Ltd., 5.63%, 04/29/20(a)	200	201,750
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(a)	1,100	1,097,250
VEON Holdings BV
3.95%, 06/16/21 (Call 03/16/21)(a)	200	195,000
4.95%, 06/16/24 (Call 03/16/24)(a)	400	390,000
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	800	819,000

		5,601,845

South Africa — 1.9%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	545	555,900
5.38%, 04/15/20	309	313,249
Eskom Holdings SOC Ltd.
5.75%, 01/26/21(a)	800	785,000
6.35%, 08/10/28(a)	200	204,500
6.75%, 08/06/23(a)	617	606,973
7.13%, 02/11/25(a)	860	847,100
8.45%, 08/10/28(a)	200	207,250
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)(c)	400	408,000
Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/07/20(a)	200	201,250
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(a)	400	378,000
Transnet SOC Ltd., 4.00%, 07/26/22(a)	471	451,218

		4,958,440

South Korea — 0.1%
Woori Bank, 5.00%, 06/10/45 (Call 06/10/20)(a)(b)(c)	200	201,000

Trinidad And Tobago — 0.1%
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(a)	300	294,000

Tunisia — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.63%, 05/30/22(a)	200	189,380

Turkey — 3.5%
Akbank Turk AS
5.00%, 10/24/22(a)	450	426,938
5.13%, 03/31/25(a)	200	178,000
7.20%, 03/16/27 (Call 03/16/22)(a)(b)(c)	200	181,500
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(a)	600	585,000
QNB Finansbank AS, 4.88%, 05/19/22(a)	288	272,117

Security	Par (000)	Value

Turkey (continued)
TC Ziraat Bankasi AS
4.75%, 04/29/21(a)	$200	$190,750
5.13%, 05/03/22(a)	570	530,812
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	184,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	189,000
5.80%, 04/11/28 (Call 01/11/28)(a)	200	184,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	200	192,250
5.88%, 03/16/23(a)	400	385,500
6.13%, 05/24/27 (Call 05/24/22)(a)(b)(c)	400	347,000
6.25%, 04/20/21(a)	200	201,250
Turkiye Halk Bankasi AS
4.75%, 02/11/21(a)	200	183,000
5.00%, 07/13/21(a)	300	273,000
Turkiye Is Bankasi AS
5.00%, 04/30/20(a)	400	393,500
5.00%, 06/25/21(a)	200	190,000
5.38%, 10/06/21(a)	700	665,000
6.00%, 10/24/22(a)	450	400,500
6.13%, 04/25/24(a)	700	624,750
7.00%, 06/29/28 (Call 06/29/23)(a)(b)(c)	200	162,000
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21(a)	400	383,000
5.75%, 01/30/23(a)	400	373,128
6.00%, 11/01/22(a)	200	179,500
6.88%, 02/03/25 (Call 02/03/20)(a)(b)(c)	200	178,000
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(a)	600	531,000
5.75%, 02/24/22(a)	200	190,750
5.85%, 06/21/24(a)	200	179,000
6.10%, 03/16/23(a)	200	185,000
8.50%, 03/09/26 (Call 03/09/21)(a)(b)(c)	200	188,750

		9,327,995

Ukraine — 0.3%
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	190,500
8.50%, 04/23/26 (Call 01/23/26)(a)	400	377,500
MHP SE, 7.75%, 05/10/24(a)	200	191,750

		759,750

United Arab Emirates — 0.3%
DAE Funding LLC
4.50%, 08/01/22 (Call 08/01/19)(a)	200	197,000
5.00%, 08/01/24 (Call 08/01/20)(a)	700	690,375

		887,375

Total Corporate Bonds & Notes — 38.7% (Cost: $105,136,727)		102,707,905

Foreign Government Obligations(e)

Argentina — 6.8%
Argentine Republic Government International Bond
4.63%, 01/11/23	1,300	1,116,050
5.63%, 01/26/22	1,928	1,747,732
5.88%, 01/11/28	2,150	1,709,250
6.63%, 07/06/28	630	518,175
6.88%, 04/22/21	1,625	1,550,250
6.88%, 01/26/27	1,324	1,118,780
6.88%, 01/11/48	1,450	1,109,250

3

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Argentina (continued)
7.13%, 07/06/36	$1,370	$1,085,725
7.13%, 06/28/17	1,531	1,190,353
7.50%, 04/22/26	2,805	2,482,425
7.63%, 04/22/46	981	794,610
8.28%, 12/31/33	743	643,693
Series NY, 2.50%, 12/31/38(f)	1,960	1,161,477
Series NY, 8.28%, 12/31/33	1,938	1,705,102

		17,932,872

Azerbaijan — 0.3%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23(a)	350	354,130
6.95%, 03/18/30(a)	400	438,500

		792,630

Bahrain — 2.0%
Bahrain Government International Bond
5.50%, 03/31/20(a)	783	790,830
5.88%, 01/26/21(a)	350	357,000
6.00%, 09/19/44(a)	600	520,500
6.13%, 07/05/22(a)	800	832,000
6.13%, 08/01/23(a)	800	837,000
6.75%, 09/20/29(a)	600	607,500
7.00%, 01/26/26(a)	200	211,500
7.00%, 10/12/28(a)	600	621,000
7.50%, 09/20/47(a)	600	597,000

		5,374,330

Brazil — 5.9%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20(a)	400	410,500
5.75%, 09/26/23(a)	400	424,850
Brazilian Government International Bond
2.63%, 01/05/23	1,100	1,057,100
4.25%, 01/07/25	1,948	1,965,532
4.63%, 01/13/28 (Call 10/13/27)	1,300	1,292,713
4.88%, 01/22/21	1,311	1,349,019
5.00%, 01/27/45	1,426	1,316,198
5.63%, 01/07/41	1,367	1,379,303
5.63%, 02/21/47	1,300	1,293,500
6.00%, 04/07/26	814	890,109
7.13%, 01/20/37	960	1,128,000
8.25%, 01/20/34	950	1,211,725
8.75%, 02/04/25	400	498,200
8.88%, 04/15/24	420	520,380
10.13%, 05/15/27	600	825,750

		15,562,879

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(a)	400	369,000
4.38%, 04/30/25(a)	200	176,199
5.63%, 04/30/43(a)	400	321,000
7.00%, 04/04/44(a)	662	591,663
7.16%, 03/12/45(a)	200	180,250

		1,638,112

Croatia — 1.1%
Croatia Government International Bond
5.50%, 04/04/23(a)	200	213,750
6.00%, 01/26/24(a)	700	770,875

Security	Par (000)	Value

Croatia (continued)
6.38%, 03/24/21(a)	$1,206	$1,272,330
6.63%, 07/14/20(a)	650	676,812

		2,933,767

Dominican Republic — 2.5%
Dominican Republic International Bond
5.50%, 01/27/25(a)	800	815,000
5.88%, 04/18/24(a)	640	660,800
5.95%, 01/25/27(a)	1,075	1,103,487
6.00%, 07/19/28(a)	450	463,500
6.50%, 02/15/48(a)	750	742,125
6.60%, 01/28/24(a)	313	332,719
6.85%, 01/27/45(a)	790	815,675
6.88%, 01/29/26(a)	603	648,828
7.45%, 04/30/44(a)	550	601,563
7.50%, 05/06/21(a)	500	518,750

		6,702,447

Ecuador — 2.9%
Ecuador Government International Bond
7.88%, 01/23/28(a)	1,500	1,324,500
7.95%, 06/20/24(a)	645	609,525
8.75%, 06/02/23(a)	900	887,850
8.88%, 10/23/27(a)	1,100	1,024,375
9.63%, 06/02/27(a)	600	580,500
9.65%, 12/13/26(a)	844	822,900
10.50%, 03/24/20(a)	1,100	1,144,000
10.75%, 03/28/22(a)	1,162	1,225,910

		7,619,560

Egypt — 2.5%
Egypt Government International Bond
5.58%, 02/21/23(a)	800	777,000
5.75%, 04/29/20(a)	560	565,600
5.88%, 06/11/25(a)	800	753,000
6.13%, 01/31/22(a)	900	895,500
6.59%, 02/21/28(a)	614	571,787
6.88%, 04/30/40(a)	406	350,175
7.50%, 01/31/27(a)	1,000	991,250
7.90%, 02/21/48(a)	400	369,500
8.50%, 01/31/47(a)	1,300	1,252,914

		6,526,726

El Salvador — 0.9%
El Salvador Government International Bond
5.88%, 01/30/25(a)	200	190,750
6.38%, 01/18/27(a)	500	480,625
7.63%, 02/01/41(a)	500	494,375
7.65%, 06/15/35(a)	400	399,210
7.75%, 01/24/23(a)	600	630,750
8.25%, 04/10/32(a)	200	210,000
8.63%, 02/28/29(a)	100	108,125

		2,513,835

Ghana — 1.0%
Ghana Government International Bond
7.63%, 05/16/29(a)	800	762,000
7.88%, 08/07/23(a)	400	415,000
8.13%, 01/18/26(a)	370	376,013
8.63%, 06/16/49(a)	200	186,000
10.75%, 10/14/30(a)	700	822,500

		2,561,513

4

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala — 0.4%
Guatemala Government Bond
4.50%, 05/03/26(a)	$400	$391,000
4.88%, 02/13/28(a)	400	393,478
5.75%, 06/06/22(a)	400	418,000

		1,202,478

Ivory Coast — 0.5%
Ivory Coast Government International Bond 5.38%, 07/23/24(a)	200	190,500
6.13%, 06/15/33(a)	400	357,000
6.38%, 03/03/28(a)	700	669,375

		1,216,875

Jamaica — 1.0%
Jamaica Government International Bond 6.75%, 04/28/28	600	658,800
7.63%, 07/09/25	700	796,800
7.88%, 07/28/45	700	826,000
8.00%, 03/15/39	400	474,000

		2,755,600

Jordan — 0.5%
Jordan Government International Bond 5.75%, 01/31/27(a)	400	385,000
6.13%, 01/29/26(a)	600	595,500
7.38%, 10/10/47(a)	400	378,000

		1,358,500

Lebanon — 3.1%
Lebanon Government International Bond 5.80%, 04/14/20(a)	100	94,125
6.00%, 01/27/23(a)	100	89,000
6.10%, 10/04/22(a)	900	790,875
6.15%, 06/19/20	350	329,875
6.20%, 02/26/25(a)	550	467,500
6.25%, 05/27/22	400	352,000
6.25%, 11/04/24(a)	435	369,750
6.38%, 03/09/20	400	384,000
6.40%, 05/26/23	100	88,000
6.60%, 11/27/26(a)	550	460,625
6.65%, 04/22/24(a)	620	545,600
6.65%, 11/03/28(a)	400	332,000
6.65%, 02/26/30(a)	790	647,800
6.75%, 11/29/27(a)	600	501,000
6.85%, 03/23/27(a)	800	672,000
6.85%, 05/25/29	600	493,089
7.00%, 03/23/32(a)	100	81,750
7.05%, 11/02/35(a)	300	246,000
7.25%, 03/23/37(a)	100	81,500
8.25%, 04/12/21(a)	1,256	1,196,340

		8,222,829

Morocco — 0.4%
Morocco Government International Bond 4.25%, 12/11/22(a)	690	696,038
5.50%, 12/11/42(a)	400	418,000

		1,114,038

Nigeria — 1.9%
Nigeria Government International Bond 6.38%, 07/12/23(a)	200	203,250
6.50%, 11/28/27(a)	700	671,125
6.75%, 01/28/21(a)	400	411,500
7.14%, 02/23/30(a)	514	494,725

Security	Par (000)	Value

Nigeria (continued)
7.63%, 11/21/25(a)	$300	$312,375
7.63%, 11/28/47(a)	700	658,875
7.70%, 02/23/38(a)	800	769,000
7.88%, 02/16/32(a)	800	797,000
8.75%, 01/21/31(a)	500	528,750
9.25%, 01/21/49(a)	300	318,750

		5,165,350

Pakistan — 0.6%
Pakistan Government International Bond 6.88%, 12/05/27(a)	400	387,500
8.25%, 04/15/24(a)	727	768,763
8.25%, 09/30/25(a)	400	423,000

		1,579,263

Russia — 3.9%
Russian Foreign Bond-Eurobond 4.50%, 04/04/22(a)	1,200	1,225,800
4.88%, 09/16/23(a)	1,600	1,656,000
5.00%, 04/29/20(a)	1,600	1,630,000
5.63%, 04/04/42(a)	1,200	1,285,500
5.88%, 09/16/43(a)	1,000	1,102,500
7.50%, 03/31/30(a)(f)	1,729	1,915,385
12.75%, 06/24/28(a)	1,028	1,649,940

		10,465,125

Senegal — 0.5%
Senegal Government International Bond 6.25%, 07/30/24(a)	200	202,750
6.25%, 05/23/33(a)	700	651,000
6.75%, 03/13/48(a)	400	356,000

		1,209,750

Serbia — 0.4%
Serbia International Bond, 7.25%, 09/28/21(a)	886	963,082

South Africa — 3.0%
Republic of South Africa Government International Bond 4.30%, 10/12/28	600	559,500
4.67%, 01/17/24	200	200,750
4.85%, 09/27/27	800	779,000
4.88%, 04/14/26	200	198,000
5.00%, 10/12/46	500	448,750
5.38%, 07/24/44	500	465,625
5.50%, 03/09/20	1,068	1,088,025
5.65%, 09/27/47	1,100	1,045,000
5.88%, 05/30/22	850	894,625
5.88%, 09/16/25	1,086	1,138,942
5.88%, 06/22/30	600	616,500
6.25%, 03/08/41	200	206,750
6.30%, 06/22/48	200	203,500

		7,844,967

Sri Lanka — 1.8%
Sri Lanka Government International Bond 5.75%, 01/18/22(a)	200	196,801
5.75%, 04/18/23(a)	400	385,500
5.88%, 07/25/22(a)	362	355,212
6.13%, 06/03/25(a)	500	476,250
6.20%, 05/11/27(a)	600	557,250
6.25%, 10/04/20(a)	300	301,125
6.25%, 07/27/21(a)	578	579,445
6.75%, 04/18/28(a)	400	381,500

5

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sri Lanka (continued)
6.83%, 07/18/26(a)	$800	$779,044
6.85%, 11/03/25(a)	800	787,000

		4,799,127

Trinidad And Tobago — 0.3%
Trinidad & Tobago Government International Bond 4.38%, 01/16/24(a)	400	391,200
4.50%, 08/04/26(a)	400	371,574

		762,774

Turkey — 9.3%
Export Credit Bank of Turkey 5.00%, 09/23/21(a)	250	242,500
5.38%, 02/08/21(a)	400	392,000
5.38%, 10/24/23(a)	200	186,750
Turkey Government International Bond 3.25%, 03/23/23	1,400	1,277,500
4.25%, 04/14/26	1,000	880,000
4.88%, 10/09/26	1,860	1,685,625
4.88%, 04/16/43	1,529	1,200,265
5.13%, 03/25/22	749	738,701
5.13%, 02/17/28	1,000	901,250
5.63%, 03/30/21	886	897,075
5.75%, 03/22/24	1,850	1,822,250
5.75%, 05/11/47	1,476	1,258,290
6.00%, 03/25/27	1,221	1,176,739
6.00%, 01/14/41	1,216	1,079,200
6.13%, 10/24/28	600	576,000
6.25%, 09/26/22	883	898,453
6.63%, 02/17/45	1,779	1,685,602
6.75%, 05/30/40	675	653,063
6.88%, 03/17/36	1,391	1,364,919
7.00%, 06/05/20	600	615,750
7.25%, 12/23/23	200	210,000
7.25%, 03/05/38	500	508,750
7.38%, 02/05/25	1,570	1,644,575
7.63%, 04/26/29	800	839,020
8.00%, 02/14/34	863	934,197
11.88%, 01/15/30	750	1,025,625

		24,694,099

Ukraine — 2.8%
Ukraine Government International Bond 7.38%, 09/25/32(a)	1,400	1,190,000
7.75%, 09/01/20(a)	500	495,000
7.75%, 09/01/21(a)	850	835,125
7.75%, 09/01/22(a)	500	482,500
7.75%, 09/01/23(a)	775	740,125
7.75%, 09/01/24(a)	918	856,035
7.75%, 09/01/25(a)	436	400,030
7.75%, 09/01/26(a)	400	363,000
7.75%, 09/01/27(a)	948	855,570
8.99%, 02/01/24(a)	300	294,750

Security	Par/ Shares (000)	Value

Ukraine (continued)
9.75%, 11/01/28(a)	$500	$495,000
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(a)	450	435,937

		7,443,072

Venezuela — 1.5%
Venezuela Government International Bond 6.00%, 12/09/20(a)(g)	640	197,120
7.00%, 03/31/38(a)(g)	600	184,500
7.65%, 04/21/25(a)(g)	658	205,625
8.25%, 10/13/24(a)(g)	1,230	393,600
9.00%, 05/07/23(a)(g)	1,037	331,840
9.25%, 09/15/27(g)	1,962	645,008
9.25%, 05/07/28(a)(g)	892	276,520
9.38%, 01/13/34(g)	730	253,675
11.75%, 10/21/26(a)(g)	1,435	477,138
11.95%, 08/05/31(a)(g)	2,030	682,587
12.75%, 08/23/22(a)(g)	1,430	473,351

		4,120,964

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	400	417,838

Total Foreign Government Obligations — 58.6% (Cost: $169,785,288)		155,494,402

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(h)(i)	3,794	3,794,463

Total Short-Term Investments — 1.4% (Cost: $3,794,463)		3,794,463

Total Investments in Securities — 98.7% (Cost: $278,716,478)		261,996,770

Other Assets, Less Liabilities — 1.3%		3,326,565

Net Assets — 100.0%		$265,323,335

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

6

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Emerging Markets High Yield Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	3,376	418	3,794	$3,794,463	$10,200	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$102,707,905	$—	$102,707,905
Foreign Government Obligations	—	155,494,402	—	155,494,402
Money Market Funds	3,794,463	—	—	3,794,463

	$3,794,463	$258,202,307	$—	$261,996,770

7

Schedule of Investments (unaudited) January 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Austria — 0.2%
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(a)	EUR	100	$126,353

Belgium — 0.5%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	200	226,746

Canada — 1.9%
Baytex Energy Corp., 6.63%, 07/19/22 (Call 03/01/19)	CAD	75	55,323
Bombardier Inc., 6.13%, 05/15/21(a)	EUR	200	235,187
Brookfield Residential Properties Inc., 6.13%, 05/15/23 (Call 03/01/19)(a)	CAD	50	37,727
Cott Corp., 5.50%, 07/01/24 (Call 07/01/19)(a)	EUR	100	120,422
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	50	38,013
Mattamy Group Corp., 6.50%, 10/01/25 (Call 10/01/20)(b)	CAD	50	35,883
Parkland Fuel Corp. 5.63%, 05/09/25 (Call 05/09/20)	CAD	150	110,540
5.75%, 09/16/24 (Call 09/16/19)	CAD	100	74,550
Postmedia Network Inc., 8.25%, 07/15/21 (Call 03/01/19)(b)	CAD	3	1,931
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	100	80,284
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)	CAD	50	4
Videotron Ltd. 5.63%, 06/15/25 (Call 03/15/25)	CAD	100	78,695
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	100	78,571

			947,130

Denmark — 1.0%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	200	247,961
TDC AS 3.75%, 03/02/22	EUR	100	126,447
5.63%, 02/23/23(a)	GBP	100	145,266

			519,674

Finland — 1.7%
Nokia OYJ 1.00%, 03/15/21 (Call 02/15/21)(a)	EUR	100	115,797
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	200	234,789
Teollisuuden Voima OYJ 2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	114,766
2.50%, 03/17/21(a)	EUR	100	118,617
2.63%, 01/13/23(a)	EUR	200	238,471

			822,440

France — 11.5%
Altice France SA/France 5.63%, 05/15/24 (Call 05/15/19)(a)	EUR	200	236,069
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	250	289,287
Casino Guichard Perrachon SA 1.87%, 06/13/22 (Call 03/13/22)(a)	EUR	200	213,372
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	208,905
4.05%, 08/05/26 (Call 05/05/26)(a)	EUR	100	104,419
4.50%, 03/07/24 (Call 12/07/23)(a)	EUR	100	110,532
4.56%, 01/25/23(a)	EUR	200	224,468
5.24%, 03/09/20	EUR	100	119,539
5.98%, 05/26/21(a)	EUR	100	121,344
CMA CGM SA 5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	194,982
7.75%, 01/15/21 (Call 02/11/19)(a)	EUR	200	229,524

Security		Par (000)	Value

France (continued)
Elis SA 1.88%, 02/15/23 (Call 11/15/22)(a)	EUR	100	$115,072
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	114,546
3.00%, 04/30/22 (Call 03/04/19)(a)	EUR	100	115,894
Europcar Mobility Group 4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	224,094
5.75%, 06/15/22 (Call 02/11/19)(a)	EUR	200	235,121
Faurecia SA 2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	164,152
3.63%, 06/15/23 (Call 06/15/19)(a)	EUR	100	117,552
La Financiere Atalian SASU 4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	100	88,904
5.13%, 05/15/25 (Call 05/15/21)(a)	EUR	100	88,412
Loxam SAS 3.50%, 05/03/23 (Call 05/03/19)(a)	EUR	100	116,430
4.88%, 07/23/21 (Call 02/11/19)(a)	EUR	58	67,783
6.00%, 04/15/25 (Call 04/15/20)(a)	EUR	100	117,836
Orano SA 3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	114,965
3.25%, 09/04/20(a)	EUR	100	118,732
3.50%, 03/22/21(a)	EUR	200	239,048
4.88%, 09/23/24	EUR	200	238,416
Rexel SA 2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	165,561
3.50%, 06/15/23 (Call 06/15/19)(a)	EUR	100	117,552
SPCM SA, 2.88%, 06/15/23 (Call 02/11/19)(a)	EUR	200	231,636
Synlab Bondco PLC, 6.25%, 07/01/22 (Call 02/11/19)(a)	EUR	200	237,144
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 02/11/19)(a)	EUR	150	182,531
Tereos Finance Groupe I SA 4.13%, 06/16/23 (Call 03/16/23)(a)	EUR	100	99,522
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	112,324
Vallourec SA 2.25%, 09/30/24(a)	EUR	100	60,880
6.38%, 10/15/23 (Call 10/15/20)(a)	EUR	100	71,433
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	72,684

			5,680,665

Germany — 8.5%
ADLER Real Estate AG 1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	113,717
1.88%, 04/27/23 (Call 03/27/23)(a)	EUR	200	223,198
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	111,486
Deutsche Bank AG 2.75%, 02/17/25(a)	EUR	225	253,587
4.50%, 05/19/26(a)	EUR	200	237,199
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(a)(e)(f)	EUR	150	180,969
Hapag-Lloyd AG 5.13%, 07/15/24 (Call 07/15/20)(a)	EUR	100	115,128
6.75%, 02/01/22 (Call 02/11/19)(a)	EUR	100	118,030
K+S AG 2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	118,310
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	114,001
4.13%, 12/06/21(a)	EUR	200	245,610
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)(f)	EUR	75	90,456
METRO AG 1.38%, 10/28/21(a)	EUR	100	114,538
1.50%, 03/19/25(a)	EUR	100	106,748
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	105,498

8

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	200	$223,590
Norddeutsche Landesbank Girozentrale, 6.00%, 06/29/20	EUR	100	109,648
RWE AG 2.75%, 04/21/75 (Call 10/21/20)(a)(e)(f)	EUR	125	144,478
3.50%, 04/21/75 (Call 04/21/25)(a)(e)(f)	EUR	50	56,784
thyssenkrupp AG 1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	350	397,665
1.75%, 11/25/20 (Call 08/25/20)(a)	EUR	250	290,538
2.50%, 02/25/25(a)	EUR	100	115,763
Unitymedia GmbH, 3.75%, 01/15/27 (Call 01/15/21)(a)	EUR	200	238,361
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)(a)	EUR	100	119,146
4.00%, 01/15/25 (Call 01/15/20)(a)	EUR	100	119,274
4.63%, 02/15/26 (Call 02/15/21)(a)	EUR	90	110,929

			4,174,651

Greece — 0.7%
OTE PLC 2.38%, 07/18/22(a)	EUR	100	117,292
3.50%, 07/09/20(a)	EUR	175	207,339

			324,631

Ireland — 3.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(a)(e)(f)	EUR	100	117,922
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.13%, 05/15/23 (Call 05/15/19)(a)	EUR	200	235,611
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	118,670
6.75%, 05/15/24 (Call 05/15/19)(a)	EUR	150	181,674
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(a)(e)(f)	GBP	100	124,588
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	112,649
Smurfit Kappa Acquisitions ULC 2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	118,844
2.88%, 01/15/26(a)	EUR	125	145,893
3.25%, 06/01/21 (Call 03/10/21)(a)	EUR	200	241,995
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(a)	EUR	200	202,926
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/19)(a)	GBP	100	132,779

			1,733,551

Israel — 2.7%
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 07/25/20(a)	EUR	350	396,858
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	300	323,596
1.63%, 10/15/28(a)	EUR	150	137,541
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	98,687
4.50%, 03/01/25 (Call 12/01/24)	EUR	300	360,208

			1,316,890

Italy — 18.4%
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	106,149
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28 (Call 01/18/23)(a)(e)(f)	EUR	200	99,713
Banco BPM SpA 1.75%, 04/24/23(a)	EUR	100	110,242
2.75%, 07/27/20(a)	EUR	275	323,144
4.38%, 09/21/27 (Call 09/21/22)(a)(e)(f)	EUR	100	107,411
6.00%, 11/05/20(a)	EUR	150	179,247
6.38%, 05/31/21(a)	EUR	100	121,066

Security		Par (000)	Value

Italy (continued)
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)(f)	EUR	100	$110,114
Fiat Chrysler Finance Europe SA 4.75%, 03/22/21(a)	EUR	150	185,165
4.75%, 07/15/22(a)	EUR	400	503,627
Iccrea Banca SpA 1.50%, 02/21/20(a)	EUR	100	115,336
1.50%, 10/11/22(a)	EUR	200	223,969
International Game Technology PLC 4.13%, 02/15/20 (Call 11/15/19)(a)	EUR	100	117,766
4.75%, 02/15/23 (Call 08/15/22)(a)	EUR	100	122,483
Intesa Sanpaolo SpA 2.86%, 04/23/25(a)	EUR	175	199,515
3.93%, 09/15/26(a)	EUR	175	204,227
5.15%, 07/16/20	EUR	150	182,551
6.63%, 09/13/23(a)	EUR	300	394,975
Leonardo SpA 1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	125	137,205
4.50%, 01/19/21	EUR	200	246,799
Mediobanca Banca di Credito Finanziario SpA 3.75%, 06/16/26	EUR	75	88,638
5.00%, 11/15/20	EUR	100	120,785
5.75%, 04/18/23	EUR	125	158,852
Nexi Capital SpA, 4.13%, 11/01/23 (Call 11/30/19)(a)	EUR	150	174,508
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	200	234,555
Saipem Finance International BV 2.75%, 04/05/22(a)	EUR	100	117,112
3.00%, 03/08/21(a)	EUR	100	117,855
3.75%, 09/08/23(a)	EUR	100	120,124
Salini Impregilo SpA 1.75%, 10/26/24(a)	EUR	150	123,810
3.75%, 06/24/21(a)	EUR	100	99,001
Telecom Italia SpA/Milano 2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	197,492
2.50%, 07/19/23(a)	EUR	100	110,509
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	105,202
3.00%, 09/30/25(a)	EUR	100	107,532
3.25%, 01/16/23(a)	EUR	150	172,885
3.63%, 01/19/24(a)	EUR	100	114,305
3.63%, 05/25/26(a)	EUR	100	110,155
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	143,767
4.88%, 09/25/20(a)	EUR	100	121,230
5.25%, 02/10/22(a)	EUR	300	370,122
UniCredit SpA 4.38%, 01/03/27 (Call 01/03/22)(a)(e)(f)	EUR	100	115,435
5.75%, 10/28/25 (Call 10/28/20)(a)(e)(f)	EUR	200	237,135
6.13%, 04/19/21(a)	EUR	100	124,712
6.95%, 10/31/22(a)	EUR	386	502,994
Unione di Banche Italiane SpA 4.25%, 05/05/26 (Call 05/05/21)(a)(e)(f)	EUR	200	223,812
4.45%, 09/15/27 (Call 09/15/22)(a)(e)(f)	EUR	100	111,230
Unipol Gruppo SpA 3.00%, 03/18/25(a)	EUR	175	198,650
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	108,506
4.38%, 03/05/21(a)	EUR	100	120,293
Wind Tre SpA 2.63%, 01/20/23 (Call 11/03/19)(a)	EUR	200	207,201
3.13%, 01/20/25 (Call 11/03/20)(a)	EUR	425	429,815

			9,078,926

9

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan — 2.7%
SoftBank Group Corp. 3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	$276,925
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	242,585
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	200	212,589
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	119,165
4.75%, 07/30/25 (Call 04/30/25)(a)	EUR	100	118,909
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	300	349,594

			1,319,767

Luxembourg — 4.0%
Altice Financing SA, 5.25%, 02/15/23 (Call 03/04/19)(a)	EUR	200	232,479
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	94,462
Altice Luxembourg SA 6.25%, 02/15/25 (Call 02/15/20)(a)	EUR	200	197,858
7.25%, 05/15/22 (Call 03/04/19)(a)	EUR	400	451,431
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 02/11/19)(a)	GBP	200	220,626
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	108,103
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/19)(a)	EUR	100	116,173
Matterhorn Telecom SA 3.88%, 05/01/22 (Call 02/11/19)(a)	EUR	300	341,587
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	106,261
Picard Bondco SA, 5.50%, 11/30/24 (Call 11/30/20)(a)	EUR	100	98,615

			1,967,595

Netherlands — 4.9%
Axalta Coating Systems LLC, 4.25%, 08/15/24 (Call 08/15/19)(a)	EUR	100	117,406
Constellium NV 4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	111,068
4.63%, 05/15/21 (Call 03/04/19)(a)	EUR	100	115,709
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(a)	EUR	250	299,860
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24 (Call 03/15/20)(a)	EUR	100	51,459
OCI NV, 5.00%, 04/15/23 (Call 04/15/20)(a)	EUR	100	120,274
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	110,509
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(a)	EUR	100	112,001
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	105,368
SNS Bank NV, 6.25%, 10/26/20(d)	EUR	50	—
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	110,401
United Group BV, 4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	100	114,949
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	216,842
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	110,485
Ziggo Bond Co. BV 4.63%, 01/15/25 (Call 01/15/20)(a)	EUR	200	231,104
7.13%, 05/15/24 (Call 05/15/19)(a)	EUR	200	240,842
Ziggo BV, 4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	200	231,804

			2,400,081

Portugal — 1.6%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)(f)	EUR	100	108,972
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(e)(f)	EUR	100	120,226
EDP - Energias de Portugal SA 4.50%, 04/30/79 (Call 01/30/24)(a)(e)(f)	EUR	200	231,039
5.38%, 09/16/75 (Call 03/16/21)(a)(e)(f)	EUR	200	243,752
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(a)(e)(f)	EUR	100	110,989

			814,978

Singapore — 0.7%
Lincoln Finance Ltd., 6.88%, 04/15/21 (Call 02/11/19)(a)	EUR	300	353,547

Security		Par (000)	Value

Spain — 4.9%
Banco de Sabadell SA 5.38%, 12/12/28 (Call 12/12/23)(a)(e)(f)	EUR	100	$116,450
5.63%, 05/06/26(a)	EUR	100	119,686
6.25%, 04/26/20	EUR	150	182,076
Bankia SA, 3.38%, 03/15/27 (Call 03/15/22)(a)(e)(f)	EUR	100	115,530
Bankinter SA, 2.50%, 04/06/27 (Call 04/06/22)(a)(e)(f)	EUR	100	114,577
Cellnex Telecom SA 2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	200	228,669
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	115,641
3.13%, 07/27/22(a)	EUR	100	120,279
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(a)	EUR	100	65,569
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	116,597
Gestamp Automocion SA, 3.25%, 04/30/26 (Call 04/30/21)(a)	EUR	200	202,628
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	200	228,735
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 03/04/19)(c)	EUR	141	2,422
Ibercaja Banco SA, 5.00%, 07/28/25 (Call 07/28/20)(a)(e)(f)	EUR	100	115,457
LHMC Finco Sarl, 6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	200	238,654
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(a)(e)(f)	EUR	100	121,343
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)(f)	EUR	175	212,184

			2,416,497

Sweden — 3.2%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/05/23)(a)(e)(f)	EUR	100	113,652
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)(f)	EUR	100	109,023
Intrum AB 2.75%, 07/15/22 (Call 07/15/19)(a)	EUR	300	333,665
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	200	216,716
Telefonaktiebolaget LM Ericsson 0.88%, 03/01/21(a)	EUR	100	115,283
Series 7Y, 1.88%, 03/01/24(a)	EUR	100	114,530
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(a)	EUR	200	228,811
Volvo Car AB 2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	216,114
3.25%, 05/18/21(a)	EUR	100	119,780

			1,567,574

Switzerland — 0.7%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 03/04/19)(a)	EUR	100	118,395
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	200	229,225

			347,620

United Kingdom — 7.5%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(a)	EUR	100	115,606
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	100	111,228
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	204,760
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(a)	GBP	100	123,876
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(a)	EUR	200	244,473
Heathrow Finance PLC, 3.88%, 03/01/27(a)	GBP	100	121,447
INEOS Finance PLC, 4.00%, 05/01/23 (Call 02/11/19)(a)	EUR	200	232,626
Jaguar Land Rover Automotive PLC 2.20%, 01/15/24(a)	EUR	150	135,603
2.75%, 01/24/21(a)	GBP	200	239,417
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	135,843
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(a)	EUR	150	177,522

10

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 02/11/19)(a)	GBP	100	$39,080
Tesco Corporate Treasury Services PLC 1.38%, 10/24/23 (Call 07/24/23)(a)	EUR	200	226,168
2.50%, 07/01/24(a)	EUR	200	237,353
Tesco PLC, 6.13%, 02/24/22	GBP	100	145,522
Thomas Cook Finance 2 PLC, 3.88%, 07/15/23 (Call 01/15/20)(a)	EUR	100	78,933
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 06/15/19)(a)	EUR	100	90,505
Virgin Media Finance PLC 4.50%, 01/15/25 (Call 01/15/20)(a)	EUR	100	117,686
6.38%, 10/15/24 (Call 10/15/19)(a)	GBP	100	134,569
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(a)	GBP	100	129,747
Virgin Media Secured Finance PLC 4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	126,216
5.00%, 04/15/27 (Call 04/15/22)(a)	GBP	200	254,592
5.13%, 01/15/25 (Call 01/15/20)(a)	GBP	100	132,868
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	100	135,168

			3,690,808

United States — 17.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	151,607
AMC Entertainment Holdings Inc., 6.38%, 11/15/24 (Call 11/15/19)	GBP	100	124,228
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(a)	EUR	100	117,612
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	118,170
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	109,535
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	100	114,568
Ball Corp. 3.50%, 12/15/20	EUR	100	120,535
4.38%, 12/15/23	EUR	200	259,090
Banff Merger Sub Inc., 8.38%, 09/01/26 (Call 09/01/21)(a)	EUR	100	108,083
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 03/01/19)(a)	EUR	300	340,231
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(a)	EUR	150	164,777
BWAY Holding Co., 4.75%, 04/15/24 (Call 04/15/20)(a)	EUR	100	114,031
Ceva Logistics Finance BV, 5.25%, 08/01/25 (Call 08/01/21)(a)	EUR	100	116,223
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	112,353
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	101,618
Crown European Holdings SA 2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	117,231
2.63%, 09/30/24 (Call 03/31/24)(a)	EUR	125	145,812
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	114,588
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	119,205
4.00%, 07/15/22 (Call 04/15/22)(a)	EUR	100	124,603
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	117,762
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	112,819
Equinix Inc. 2.88%, 03/15/24 (Call 09/15/20)	EUR	200	232,007
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	170,861
2.88%, 02/01/26 (Call 02/01/21)	EUR	300	338,443
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	118,403

Security		Par/ Shares (000)		Value

United States (continued)
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(a)	EUR	100		$112,874
Huntsman International LLC, 4.25%, 04/01/25 (Call 01/01/25)	EUR	100		125,745
Infor U.S. Inc., 5.75%, 05/15/22 (Call 02/14/19)	EUR	100		117,986
International Game Technology PLC 3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125		141,256
4.75%, 03/05/20(a)	EUR	100		119,616
IQVIA Inc. 2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100		113,599
3.25%, 03/15/25 (Call 03/15/20)(a)	EUR	350		406,627
3.50%, 10/15/24 (Call 10/15/19)(a)	EUR	100		117,594
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		124,753
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100		117,717
LKQ European Holdings BV 3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100		112,639
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100		111,473
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100		118,551
MPT Operating Partnership LP/MPT Finance Corp. 3.33%, 03/24/25 (Call 12/24/24)	EUR	100		116,482
4.00%, 08/19/22 (Call 05/19/22)	EUR	100		123,596
Netflix Inc. 3.63%, 05/15/27	EUR	350		399,096
4.63%, 05/15/29(a)	EUR	200		230,645
OI European Group BV 3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		117,411
4.88%, 03/31/21(a)	EUR	100		124,220
6.75%, 09/15/20(a)	EUR	100		125,045
PSPC Escrow Corp., 6.00%, 02/01/23 (Call 03/01/19)(a)	EUR	100		118,164
PVH Corp., 3.13%, 12/15/27 (Call 09/15/27)(a)	EUR	150		167,397
Refinitiv U.S. Holdings Inc. 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	150		167,852
6.88%, 11/15/26 (Call 11/15/21)(a)	EUR	100		104,510
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100		99,213
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		126,186
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	200		235,483
Tenneco Inc. 4.88%, 04/15/22 (Call 04/15/19)(a)	EUR	125		146,932
5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100		118,668
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		126,680
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		114,516

				8,486,921

Total Corporate Bonds & Notes — 98.0% (Cost: $52,589,853)				48,317,045

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(d)		0	(g)	—

Total Common Stocks — 0.0% (Cost: $159,437)				—

11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(h)(i)	8	$7,762

Total Short-Term Investments — 0.0% (Cost: $7,762)		7,762

Total Investments in Securities — 98.0% (Cost: $52,757,052)		48,324,807

Other Assets, Less Liabilities — 2.0%		996,747

Net Assets — 100.0%		$49,321,554

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Rounds to less than 1,000.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	13	(5)	8	$7,762	$529	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$48,317,041	$4	$48,317,045
Common Stocks	—	—	—	—
Money Market Funds	7,762	—	—	7,762

	$7,762	$48,317,041	$4	$48,324,807

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

12

Schedule of Investments (unaudited) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 2.7%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	$150	$131,063
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)	150	144,187
Cablevision SA, 6.50%, 06/15/21 (Call 06/15/19)(a)(b)	300	294,375
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)	100	95,125
7.50%, 01/24/27 (Call 01/24/22)(a)	150	133,687
Rio Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)	150	118,875
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)	145	135,057
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)	150	139,845
YPF SA
6.95%, 07/21/27(a)(b)	125	112,188
7.00%, 12/15/47 (Call 06/15/47)(a)	200	163,400
8.50%, 03/23/21(a)(b)	200	203,250
8.50%, 07/28/25(a)	250	244,750
8.75%, 04/04/24(a)	280	280,896

		2,196,698

Brazil — 7.4%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)	200	197,900
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	196,032
5.88%, 01/19/23(a)	200	207,993
9.00%, (Call 06/18/24)(a)(c)(d)(e)	200	213,000
9.25%, (Call 04/15/23)(a)(b)(c)(d)(e)	200	214,938
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	195,000
BRF SA, 3.95%, 05/22/23(a)	200	182,800
CSN Islands XII Corp., 7.00%, (Call 03/23/19)(a)(c)	100	81,125
Embraer Netherlands Finance BV
5.05%, 06/15/25	157	161,994
5.40%, 02/01/27	150	158,250
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	50	51,438
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	50	46,063
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	150	157,830
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)(b)	200	204,800
5.65%, 03/19/22(a)(b)	200	206,840
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 07/15/19)(a)	75	75,938
7.25%, 06/01/21 (Call 03/25/19)(a)	100	101,380
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(a)(b)	200	206,120
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)	200	191,000
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72 PIK), 12/01/26 (Call 12/01/21)(a)(f)	100	26,250
Oi SA, 10.00%, (10.00% PIK), 07/27/25(f)	100	101,312
Petrobras Global Finance BV 4.38%, 05/20/23	100	99,765
5.30%, 01/27/25	158	157,700
5.63%, 05/20/43	100	89,850
6.00%, 01/27/28	275	274,450
6.13%, 01/17/22	134	140,835
6.25%, 03/17/24	225	237,461
6.75%, 01/27/41	100	99,900
6.85%, 06/05/15	100	97,050
6.88%, 01/20/40	98	98,815
7.25%, 03/17/44	150	158,400

Security	Par (000)	Value

Brazil (continued)
7.38%, 01/17/27	$250	$270,312
8.38%, 05/23/21	153	168,147
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	204,283
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(a)	200	209,250
Vale Overseas Ltd.
6.25%, 08/10/26	200	213,250
6.88%, 11/10/39	200	220,480

		5,917,951

Chile — 3.8%
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)	200	187,500
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	200	201,500
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	200	182,150
5.15%, 02/12/25 (Call 11/12/24)(a)	200	199,500
Colbun SA, 4.50%, 07/10/24 (Call 04/11/24)(a)	400	403,500
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	200	192,000
4.88%, 10/30/24(a)	200	198,500
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	194,000
Enel Chile SA, 4.88%, 06/12/28	300	306,375
GNL Quintero SA, 4.63%, 07/31/29(a)	200	199,000
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)	400	405,200
Latam Finance Ltd., 6.88%, 04/11/24 (Call 04/11/21)(a)	200	201,800
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(a)	200	204,980

		3,076,005

China — 9.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	300	286,808
4.00%, 12/06/37 (Call 06/06/37)	200	186,646
Azure Nova International Finance Ltd., 3.50%, 03/21/22(a)	200	197,364
Baidu Inc., 4.13%, 06/30/25	200	200,013
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(a)	200	199,997
Bank of China Ltd./Macau, 2.88%, 04/20/22(a)	200	196,711
Bank of Communications Co. Ltd., 4.50%, 10/03/24 (Call 10/03/19)(a)(d)(e)	200	200,121
BOC Aviation Ltd., 3.95%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(e)	200	199,942
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	400	392,604
China CITIC Bank Corp. Ltd., 3.78%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(e)	200	199,652
China Construction Bank Corp., 3.88%, 05/13/25 (Call 05/13/20)(a)(d)(e)	200	199,117
China Evergrande Group, 8.75%, 06/28/25 (Call 06/28/21)(a)	200	177,000
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	217,603
CITIC Ltd.
3.13%, 02/28/22(a)	200	195,929
6.63%, 04/15/21(a)	100	105,764
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(a)	200	195,881
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)	200	201,992
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	205,401
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	198,588
Country Garden Holdings Co. Ltd., 4.75%, 07/25/22 (Call 07/25/20)(a)	200	188,883
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(a)	200	189,617

13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Huarong Finance 2017 Co. Ltd.
4.50%, (Call 01/24/22)(a)(c)(d)(e)	$200	$194,039
4.75%, 04/27/27(a)	200	195,171
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	204,701
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(a)	200	193,027
Industrial & Commercial Bank of China Ltd./London, 3.62%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(e)	200	198,904
Industrial & Commercial Bank of China Ltd./Singapore, 3.73%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(e)	400	399,692
JD.com Inc., 3.88%, 04/29/26	200	185,891
Kaisa Group Holdings Ltd., 8.50%, 06/30/22 (Call 06/30/20)(a)	200	164,373
Nexen Inc.
6.40%, 05/15/37	200	247,105
7.50%, 07/30/39	100	140,051
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	200	187,569
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	200	194,723
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	192,500
Tencent Holdings Ltd., 3.60%, 01/19/28 (Call 10/19/27)(a)	300	290,157
Vanke Real Estate Hong Kong Co. Ltd., 4.15%, 04/18/23(a)	200	198,133

		7,521,669

Colombia — 4.7%
Banco de Bogota SA
4.38%, 08/03/27(a)(b)	200	191,175
5.38%, 02/19/23(a)(b)	200	205,500
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(d)(e)	200	197,910
5.13%, 09/11/22(b)	137	140,596
5.95%, 06/03/21	300	313,500
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/19)(a)(b)	200	202,000
8.50%, (Call 03/30/20)(a)(c)(d)(e)	100	103,625
Ecopetrol SA
4.13%, 01/16/25	200	195,000
5.38%, 06/26/26 (Call 03/26/26)	325	336,781
5.88%, 09/18/23	350	371,438
5.88%, 05/28/45	500	493,000
7.38%, 09/18/43	100	116,000
Grupo Aval Ltd., 4.75%, 09/26/22(a)	200	197,102
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)(b)	200	205,875
Millicom International Cellular SA, 6.00%, 03/15/25 (Call 03/15/20)(a)	200	199,500
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	100	101,500
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	210,410

		3,780,912

Ghana — 0.5%
Tullow Oil PLC
6.25%, 04/15/22 (Call 04/15/19)(a)	200	197,250
7.00%, 03/01/25 (Call 03/01/21)(a)	200	193,000

		390,250

Guatemala — 0.3%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 02/06/19)(a)	200	206,669

Hong Kong — 5.0%
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	205,610
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)(e)	200	205,200

Security	Par (000)	Value

Hong Kong (continued)
Bank of East Asia Ltd. (The), 4.00%, 11/03/26 (Call 11/03/21)(a)(d)(e)	$200	$196,995
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	800	736,782
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	185,571
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	187,669
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(a)	200	206,661
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)(b)	400	413,650
Nan Fung Treasury II Ltd., 5.50%, (Call 05/29/20)(a)(c)	200	169,750
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(c)(d)(e)	200	188,981
NWD Finance BVI Ltd., 5.75%, (Call 10/05/21)(a)(c)	200	181,067
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(c)	200	191,899
PCPD Capital Ltd., 4.75%, 03/09/22(a)	200	193,864
Radiant Access Ltd., 4.60%, (Call 05/18/20)(a)(c)	200	163,137
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22(a)	200	206,297
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	207,481
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	197,143

		4,037,757

India — 4.9%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	200	179,750
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(a)	200	182,859
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	194,313
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	201,158
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	195,466
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	200	186,250
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	250	239,995
Indian Oil Corp. Ltd., 5.75%, 08/01/23(a)	200	211,791
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	198,681
NTPC Ltd., 4.38%, 11/26/24(a)	200	198,465
Oil India Ltd., 5.38%, 04/17/24(a)	200	207,827
ONGC Videsh Ltd., 4.63%, 07/15/24(a)	200	201,691
Reliance Holdings USA Inc., 5.40%, 02/14/22(a)	250	259,553
Reliance Industries Ltd., 4.13%, 01/28/25(a)(b)	500	494,863
State Bank of India/London, 4.88%, 04/17/24(a)	200	205,577
Vedanta Resources PLC
7.13%, 05/31/23(a)(b)	400	386,000
8.25%, 06/07/21(a)	200	207,039

		3,951,278

Indonesia — 1.7%
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	227,187
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	189,784
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	184,393
Minejesa Capital BV
4.63%, 08/10/30(a)	200	191,173
5.63%, 08/10/37(a)	200	192,000
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(a)	200	205,750
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	188,000

		1,378,287

Israel — 4.5%
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/19)(a)	400	400,000
7.50%, 05/15/26 (Call 05/15/21)(a)	400	379,000
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(g)	150	154,875

14

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)	$200	$224,000
Series 6, 5.00%, 11/12/24(g)	200	210,500
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	186,250
Series 2, 3.65%, 11/10/21	300	289,500
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	300	290,250
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	282,752
2.80%, 07/21/23	500	448,750
3.15%, 10/01/26	650	539,435
4.10%, 10/01/46	250	181,851

		3,587,163

Jamaica — 1.0%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(g)	200	165,000
Digicel Group Two Ltd., 9.13%, (9.13% PIK), 04/01/24 (Call 03/25/19)(f)	200	89,000
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/19)(a)(b)	200	185,000
6.75%, 03/01/23 (Call 03/01/19)(a)(b)	400	325,880

		764,880

Kazakhstan — 0.4%
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(a)	200	131,499
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	200	192,650

		324,149

Kuwait — 1.7%
Burgan Senior SPC Ltd., 3.13%, 09/14/21(a)	200	195,250
Equate Petrochemical BV
3.00%, 03/03/22(a)	400	390,680
4.25%, 11/03/26(a)	200	198,280
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(a)	200	202,000
NBK SPC Ltd., 2.75%, 05/30/22(a)	400	388,500

		1,374,710

Macau — 2.0%
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/20)(a)	200	188,858
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	200	200,628
5.13%, 08/08/25 (Call 06/08/25)	400	402,884
5.40%, 08/08/28 (Call 05/08/28)	400	391,800
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(a)	200	205,310
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	200	184,500

		1,573,980

Malaysia — 1.4%
Gohl Capital Ltd., 4.25%, 01/24/27(a)	400	381,814
IOI Investment L Bhd, 4.38%, 06/27/22(a)	200	200,657
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(a)(d)(e)	200	198,453
RHB Bank Bhd, 2.50%, 10/06/21(a)	200	193,977
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(a)	200	185,859

		1,160,760

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	200	203,500
America Movil SAB de CV
3.13%, 07/16/22	200	197,300
6.13%, 03/30/40	200	240,868
6.38%, 03/01/35	200	240,000

Security	Par (000)	Value

Mexico (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	$150	$144,562
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(d)(e)	200	187,520
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(a)(b)	300	298,125
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)(b)	150	148,500
5.13%, 01/18/33 (Call 01/18/28)(a)(d)(e)	200	179,500
6.75%, 09/30/22(a)	150	159,930
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)(a)(b)	200	203,644
7.75%, 04/16/26 (Call 04/16/21)(a)(b)	200	216,000
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	150	151,572
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	187,001
Grupo Bimbo SAB de CV
4.50%, 01/25/22(a)	100	102,167
4.88%, 06/27/44(a)	200	189,500
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	182,450
6.63%, 01/15/40	100	110,500
Mexichem SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(a)(b)	200	180,000
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	192,940
Southern Copper Corp.
5.25%, 11/08/42	200	198,750
5.88%, 04/23/45	150	159,000
7.50%, 07/27/35	200	241,500
Trust F/1401, 5.25%, 01/30/26 (Call 10/30/25)(a)	200	199,460

		4,514,289

Morocco — 0.5%
OCP SA
5.63%, 04/25/24(a)	200	208,500
6.88%, 04/25/44(a)	200	212,500

		421,000

Nigeria — 0.5%
IHS Netherlands Holdco BV, 9.50%, 10/27/21 (Call 10/27/19)(a)	200	205,500
Zenith Bank PLC, 7.38%, 05/30/22(a)	200	203,750

		409,250

Oman — 0.6%
Bank Muscat SAOG, 3.75%, 05/03/21(a)	200	195,000
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	300	282,000

		477,000

Panama — 0.7%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	200	188,500
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	190,500
Global Bank Corp., 4.50%, 10/20/21(a)	200	197,650

		576,650

Peru — 2.0%
Banco de Credito del Peru, 4.25%, 04/01/23(a)	300	302,963
BBVA Banco Continental SA, 5.00%, 08/26/22(a)	150	154,946
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)	200	190,000
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	200	202,500
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	200	198,300
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (Call 04/28/22)(a)	200	183,875
Peru LNG Srl, 5.38%, 03/22/30(a)	200	202,000

15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	$200	$197,750

		1,632,334

Philippines — 0.7%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	202,479
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	198,912
Petron Corp., 4.60%, (Call 07/19/23)(a)(c)(d)(e)	200	187,250

		588,641

Poland — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	200	206,000

Qatar — 2.7%
ABQ Finance Ltd., 3.50%, 02/22/22(a)	200	194,750
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	203,500
CBQ Finance Ltd., 3.25%, 06/13/21(a)	200	195,750
Nakilat Inc., 6.07%, 12/31/33(a)	350	393,750
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	350	342,125
3.88%, 01/31/28(a)	200	193,750
5.00%, 10/19/25(a)	200	209,000
QNB Finance Ltd., 2.13%, 09/07/21(a)	200	191,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27(a)	250	271,563

		2,195,938

Russia — 5.3%
Alfa Bank AO Via Alfa Bond Issuance PLC, 8.00%, (Call 02/03/22)(a)(c)(d)(e)	200	193,000
Credit Bank of Moscow Via CBOM Finance PLC, 7.50%, 10/05/27 (Call 10/05/22)(a)(d)(e)	200	164,000
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(a)	200	197,500
6.00%, 11/27/23(a)	200	208,500
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(a)	400	406,500
6.51%, 03/07/22(a)	100	105,250
7.29%, 08/16/37(a)	100	114,875
8.63%, 04/28/34(a)	150	189,563
Lukoil International Finance BV
4.56%, 04/24/23(a)	200	199,750
6.66%, 06/07/22(a)	100	106,500
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23(a)	200	194,000
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	196,750
Novolipetsk Steel via Steel Funding DAC, 4.50%, 06/15/23(a)	200	196,500
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	198,750
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(a)	200	195,960
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(a)	200	199,500
5.50%, 02/26/24 (Call 02/26/19)(a)(d)(e)	200	199,950
6.13%, 02/07/22(a)	200	207,500
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	200	195,000
5.95%, 02/13/23(a)	200	206,250
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	200	204,750
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(c)(d)(e)	200	200,000

		4,280,348

Security	Par (000)	Value

Saudi Arabia — 2.7%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	$200	$195,000
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/23(a)	200	187,000
SABIC Capital II BV
4.00%, 10/10/23(a)	200	202,000
4.50%, 10/10/28(a)	200	203,500
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(a)	200	203,000
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	200	195,750
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	597,750
5.50%, 04/08/44(a)	200	205,500
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	200	200,750

		2,190,250

Singapore — 2.7%
DBS Group Holdings Ltd.
3.39%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(e)	200	200,495
3.60%, (Call 09/07/21)(a)(c)(d)(e)	200	194,003
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(b)	310	307,537
GLP Pte Ltd., 3.88%, 06/04/25(a)	425	389,374
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(a)	200	202,084
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(a)	500	491,527
United Overseas Bank Ltd., 3.50%, 09/16/26 (Call 09/16/21)(a)(d)(e)	400	396,550

		2,181,570

South Africa — 2.5%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	157	160,140
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(a)	200	204,000
MTN Mauritius Investment Ltd.
4.76%, 11/11/24(a)	200	189,000
5.37%, 02/13/22(a)	200	198,750
Myriad International Holdings BV, 5.50%, 07/21/25 (Call 04/21/25)(a)	400	415,500
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/19)(a)	200	188,000
Sasol Financing International Ltd., 4.50%, 11/14/22	200	197,500
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	200	206,000
6.50%, 09/27/28 (Call 06/27/28)	200	210,360

		1,969,250

South Korea — 4.2%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(c)(d)(e)	200	191,000
Hyundai Capital Services Inc., 3.00%, 03/06/22(a)	400	389,656
Kia Motors Corp., 3.00%, 04/25/23(a)	200	192,750
Kookmin Bank, 2.88%, 03/25/23(a)	200	195,259
Korea East-West Power Company Ltd., 2.63%, 06/19/22(a)	200	194,620
Korea Gas Corp., 3.50%, 07/21/25(a)(b)	200	197,756
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(a)	200	196,913
Kyobo Life Insurance Co. Ltd., 3.95%, 07/24/47 (Call 07/24/22)(a)(d)(e)	200	191,750
NongHyup Bank, 2.88%, 07/17/22(a)	200	196,463
POSCO, 5.25%, 04/14/21(a)	200	207,510
Shinhan Bank Co. Ltd., 2.88%, 03/28/22(a)	400	394,500
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	203,271
Woori Bank
2.63%, 07/20/21(a)(b)	200	196,017
4.75%, 04/30/24(a)(b)	400	407,933

		3,355,398

16

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Taiwan — 0.2%
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	$200	$196,215

Thailand — 1.5%
Bangkok Bank PCL/Hong Kong 4.45%, 09/19/28(a)(b)	200	204,475
5.00%, 10/03/23(a)	200	211,372
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	202,365
PTTEP Treasury Center Co. Ltd., 4.60%,
(Call 07/17/22)(a)(c)(d)(e)	200	189,500
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(a)	200	192,423
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	200	212,788

		1,212,923

Turkey — 4.5%
Akbank Turk AS, 5.13%, 03/31/25(a)	200	178,000
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(a)	200	188,750
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	189,750
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(a)	200	195,000
QNB Finansbank AS, 4.88%, 05/19/22(a)	200	188,970
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	181,750
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	184,000
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(a)	200	189,000
Turkiye Garanti Bankasi AS, 5.88%, 03/16/23(a)	400	385,500
Turkiye Is Bankasi AS 5.00%, 06/25/21(a)	200	190,000
5.38%, 10/06/21(a)	200	190,000
5.50%, 04/21/22(a)	400	375,940
7.00%, 06/29/28 (Call 06/29/23)(a)(d)(e)	200	162,000
Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/23(a)	200	186,564
6.00%, 11/01/22(a)	200	179,500
Yapi ve Kredi Bankasi AS 5.85%, 06/21/24(a)	200	179,000
8.50%, 03/09/26 (Call 03/09/21)(a)(d)(e)	300	283,125

		3,626,849

Ukraine — 1.0%
DTEK Finance PLC, 10.75%, (10.75% PIK), 12/31/24 (Call 10/10/20)(f)	260	250,548
Metinvest BV 7.75%, 04/23/23 (Call 01/23/23)(a)	200	190,500
8.50%, 04/23/26 (Call 01/23/26)(a)	200	188,750
MHP SE, 7.75%, 05/10/24(a)	200	191,750

		821,548

United Arab Emirates — 5.2%
Abu Dhabi National Energy Co. PJSC 3.63%, 06/22/21(a)	200	201,402
3.63%, 01/12/23(a)	200	199,820
4.38%, 06/22/26(a)	400	405,000
6.50%, 10/27/36(a)	100	122,000
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(a)	200	202,500
BOS Funding Ltd., 4.23%, 03/07/22(a)	200	198,000
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(a)	300	295,875
DIB Sukuk Ltd., 3.66%, 02/14/22(a)	200	197,250
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(a)(b)	200	209,500
DP World Crescent Ltd. 3.91%, 05/31/23(a)	200	199,500
4.85%, 09/26/28(a)	200	201,500
DP World Ltd., 6.85%, 07/02/37(a)	300	349,500

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
Emaar Sukuk Ltd., 3.64%, 09/15/26(a)	$200	$184,250
EMG SUKUK Ltd., 4.56%, 06/18/24(a)	200	199,750
Emirates NBD Tier 1 Ltd., 5.75%, (Call 05/30/19)(a)(c)(d)(e)	200	200,000
First Abu Dhabi Bank PJSC, 3.00%, 03/30/22(a)	200	195,750
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	200	201,500
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	225,000
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	180,500

		4,168,597

Zambia — 1.2%
First Quantum Minerals Ltd. 7.25%, 04/01/23 (Call 10/01/19)(a)	600	572,280
7.50%, 04/01/25 (Call 04/01/20)(a)	400	363,000

		935,280

Total Corporate Bonds & Notes — 96.0% (Cost: $79,149,891)		77,202,448

Foreign Government Obligations(h)

Nigeria — 0.2%
Africa Finance Corp., 3.88%, 04/13/24(a)	200	191,500

South Korea — 0.6%
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	200	264,500
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 07/25/23(a)	200	202,123

		466,623

Supranational — 0.5%
African Export-Import Bank (The), 4.00%, 05/24/21(a)	400	401,000

Total Foreign Government Obligations — 1.3% (Cost: $1,086,039)		1,059,123

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(i)(j)(k)	6,423	6,425,194
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(i)(j)	1,352	1,352,497

		7,777,691

Total Short-Term Investments — 9.7% (Cost: $7,776,382)		7,777,691

Total Investments in Securities — 107.0% (Cost: $88,012,312)		86,039,262

Other Assets, Less Liabilities — (7.0)%		(5,630,143)

Net Assets — 100.0%		$80,409,119

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Investments are denominated in U.S. dollars.

17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,764	1,659	6,423	$6,425,194	$10,213	(a)	$(204)	$794
BlackRock Cash Funds: Treasury, SL Agency Shares	336	1,016	1,352	1,352,497	4,087		—	—

				$7,777,691	$14,300		$(204)	$794

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$77,202,448	$—	$77,202,448
Foreign Government Obligations	—	1,059,123	—	1,059,123
Money Market Funds	7,777,691	—	—	7,777,691

	$7,777,691	$78,261,571	$—	$86,039,262

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind

18

Schedule of Investments (unaudited) January 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Argentina — 4.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	411,098	$9,120,553
16.00%, 10/17/23	ARS	231,060	5,507,025
18.20%, 10/03/21	ARS	236,890	5,190,964

			19,818,542

Brazil — 14.8%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/20(a)	BRL	8,300	2,152,190
0.00%, 04/01/20(a)	BRL	15,440	3,939,195
0.00%, 07/01/20(a)	BRL	51,500	12,914,330
0.00%, 07/01/21(a)	BRL	21,037	4,868,122
0.00%, 01/01/22(a)	BRL	15,524	3,435,954
0.00%, 07/01/22(a)	BRL	26,000	5,505,505
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/21	BRL	26,441	7,623,778
Series F, 10.00%, 01/01/23	BRL	54,525	15,891,459
Series F, 10.00%, 01/01/25	BRL	19,899	5,818,597
Series F, 10.00%, 01/01/27	BRL	19,979	5,848,453
Series F, 10.00%, 01/01/29	BRL	2,263	665,915
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	140,163
10.25%, 01/10/28	BRL	1,420	436,258
12.50%, 01/05/22	BRL	1,633	503,957

			69,743,876

Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21	CLP	1,425,000	2,222,718
4.50%, 03/01/21	CLP	1,230,000	1,918,310
4.50%, 03/01/26	CLP	3,450,000	5,391,362
5.00%, 03/01/35	CLP	3,890,000	6,211,091
6.00%, 01/01/43	CLP	2,280,000	4,144,664
Chile Government International Bond, 5.50%, 08/05/20	CLP	390,000	612,566

			20,500,711

Colombia — 4.4%
Colombia Government International Bond
7.75%, 04/14/21	COP	5,918,000	1,981,652
9.85%, 06/28/27	COP	745,000	292,664
Colombian TES
6.00%, 04/28/28	COP	8,353,000	2,571,145
6.25%, 11/26/25	COP	1,813,400	576,699
7.00%, 05/04/22	COP	8,544,200	2,867,101
7.00%, 06/30/32	COP	4,910,000	1,574,357
7.50%, 08/26/26	COP	10,328,000	3,524,890
7.75%, 09/18/30	COP	8,808,000	3,010,773
10.00%, 07/24/24	COP	8,440,300	3,200,412
11.00%, 07/24/20	COP	2,417,900	842,901

			20,442,594

Czech Republic — 4.4%
Czech Republic Government Bond 0.25%, 02/10/27	CZK	15,000	596,276
0.45%, 10/25/23(b)	CZK	16,000	675,977
0.95%, 05/15/30(b)	CZK	60,430	2,419,699
1.00%, 06/26/26(b)	CZK	10,000	424,517
2.40%, 09/17/25(b)	CZK	34,470	1,607,875
2.50%, 08/25/28(b)	CZK	60,080	2,865,133
2.75%, 07/23/29	CZK	39,400	1,907,335

Security		Par (000)	Value

Czech Republic (continued)
3.75%, 09/12/20(b)	CZK	10,840	$498,317
3.85%, 09/29/21(b)	CZK	99,100	4,665,498
4.70%, 09/12/22(b)	CZK	59,850	2,952,268
5.70%, 05/25/24(b)	CZK	38,950	2,108,722

			20,721,617

Dominican Republic — 4.2%
Dominican Republic International Bond, 8.90%, 02/15/23(b)	DOP	1,028,650	19,930,097

Hungary — 4.3%
Hungary Government Bond 2.50%, 10/27/21	HUF	394,000	1,480,213
2.75%, 12/22/26	HUF	834,650	3,035,376
3.00%, 06/26/24	HUF	504,000	1,911,100
3.00%, 10/27/27	HUF	358,840	1,327,159
3.50%, 06/24/20	HUF	1,172,630	4,435,803
5.50%, 06/24/25	HUF	835,010	3,587,788
6.00%, 11/24/23	HUF	158,850	690,156
6.75%, 10/22/28	HUF	135,000	651,464
7.00%, 06/24/22	HUF	431,660	1,849,172
7.50%, 11/12/20	HUF	322,320	1,312,866

			20,281,097

Indonesia — 5.3%
Indonesia Treasury Bond 5.63%, 05/15/23	IDR	48,672,000	3,223,900
6.13%, 05/15/28	IDR	27,992,000	1,749,938
6.63%, 05/15/33	IDR	9,590,000	589,230
7.00%, 05/15/22	IDR	14,121,000	991,426
7.00%, 05/15/27	IDR	25,000,000	1,666,309
7.50%, 08/15/32	IDR	15,690,000	1,042,912
7.50%, 05/15/38	IDR	10,516,000	688,648
8.25%, 07/15/21	IDR	18,544,000	1,347,086
8.25%, 06/15/32	IDR	22,819,000	1,618,438
8.25%, 05/15/36	IDR	15,000,000	1,060,118
8.38%, 03/15/24	IDR	28,904,000	2,102,250
8.38%, 09/15/26	IDR	39,283,000	2,860,848
8.38%, 03/15/34	IDR	30,196,000	2,166,505
8.75%, 05/15/31	IDR	10,639,000	788,074
9.00%, 03/15/29	IDR	9,696,000	737,305
9.50%, 07/15/31	IDR	4,008,000	312,953
11.00%, 11/15/20	IDR	3,648,000	276,880
11.00%, 09/15/25	IDR	10,435,000	853,247
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR	13,500,000	965,884

			25,041,951

Malaysia — 4.4%
Malaysia Government Bond 3.48%, 03/15/23	MYR	9,261	2,232,475
3.49%, 03/31/20	MYR	17,837	4,354,122
3.90%, 11/30/26	MYR	6,640	1,601,957
3.90%, 11/16/27	MYR	6,500	1,563,137
4.06%, 09/30/24	MYR	1,200	294,730
4.23%, 06/30/31	MYR	4,362	1,052,686
4.76%, 04/07/37	MYR	3,117	778,663
4.94%, 09/30/43	MYR	3,695	920,594
Malaysia Government Investment Issue 3.23%, 04/15/20	MYR	1,500	364,917
3.95%, 04/14/22	MYR	17,205	4,221,555
4.07%, 09/30/26	MYR	6,898	1,678,134

19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Malaysia (continued)
4.26%, 07/26/27	MYR	4,000	$983,483
4.37%, 10/31/28	MYR	2,599	644,566

			20,691,019

Mexico — 7.4%
Mexican Bonos 5.00%, 12/11/19	MXN	10,623	541,928
5.75%, 03/05/26	MXN	36,362	1,645,532
6.50%, 06/10/21	MXN	52,648	2,666,681
6.50%, 06/09/22	MXN	148,190	7,401,993
7.50%, 06/03/27	MXN	155,121	7,704,037
7.75%, 05/29/31	MXN	43,707	2,148,863
7.75%, 11/13/42	MXN	48,840	2,307,777
8.00%, 06/11/20	MXN	20,929	1,096,087
8.00%, 12/07/23	MXN	40,815	2,125,891
8.00%, 11/07/47	MXN	14,351	691,764
8.50%, 05/31/29	MXN	4,400	231,033
8.50%, 11/18/38	MXN	16,526	848,741
10.00%, 12/05/24	MXN	67,223	3,820,297
10.00%, 11/20/36	MXN	22,923	1,342,159

			34,572,783

Peru — 4.4%
Peru Government Bond 5.70%, 08/12/24	PEN	5,345	1,676,196
6.15%, 08/12/32(b)(c)	PEN	6,084	1,871,615
6.35%, 08/12/28	PEN	25,526	8,135,244
6.90%, 08/12/37	PEN	5,171	1,691,635
6.95%, 08/12/31	PEN	12,511	4,128,882
8.20%, 08/12/26	PEN	9,276	3,296,445

			20,800,017

Philippines — 4.4%
Philippine Government International Bond 3.90%, 11/26/22	PHP	266,000	4,868,091
4.95%, 01/15/21	PHP	372,000	7,096,412
6.25%, 01/14/36	PHP	434,000	8,536,916

			20,501,419

Poland — 4.6%
Republic of Poland Government Bond 1.50%, 04/25/20	PLN	1,756	473,540
1.75%, 07/25/21	PLN	15,699	4,246,231
2.25%, 04/25/22	PLN	6,000	1,640,009
2.50%, 01/25/23	PLN	3,929	1,081,582
2.50%, 07/25/26	PLN	4,791	1,285,990
2.50%, 07/25/27	PLN	10,724	2,857,144
2.75%, 04/25/28	PLN	4,546	1,224,439
3.25%, 07/25/25	PLN	3,868	1,095,110
4.00%, 10/25/23	PLN	5,421	1,586,909
5.25%, 10/25/20	PLN	3,950	1,132,791
5.75%, 10/25/21	PLN	7,803	2,332,737
5.75%, 09/23/22	PLN	8,789	2,688,566

			21,645,048

Romania — 4.4%
Romania Government Bond 3.25%, 03/22/21	RON	15,080	3,612,877
3.25%, 04/29/24	RON	8,000	1,814,422
3.50%, 12/19/22	RON	17,125	4,030,307
4.75%, 02/24/25	RON	5,825	1,413,425
5.75%, 04/29/20	RON	2,700	672,119
5.80%, 07/26/27	RON	8,910	2,304,427

Security		Par (000)	Value

Romania (continued)
5.85%, 04/26/23	RON	11,730	$2,982,005
5.95%, 06/11/21	RON	14,420	3,646,622

			20,476,204

Russia — 4.4%
Russian Federal Bond - OFZ 6.90%, 05/23/29	RUB	20,500	288,470
7.00%, 01/25/23	RUB	587,938	8,734,380
7.05%, 01/19/28	RUB	90,908	1,307,694
7.10%, 10/16/24	RUB	219,250	3,232,791
7.25%, 05/10/34	RUB	22,872	322,495
7.50%, 08/18/21	RUB	65,550	996,683
7.60%, 04/14/21	RUB	46,910	715,197
7.70%, 03/23/33	RUB	94,914	1,404,602
7.75%, 09/16/26	RUB	75,515	1,141,395
8.15%, 02/03/27	RUB	101,486	1,568,397
8.50%, 09/17/31	RUB	71,080	1,122,451

			20,834,555

South Africa — 4.5%
Republic of South Africa Government Bond 6.25%, 03/31/36	ZAR	17,469	964,427
6.50%, 02/28/41	ZAR	18,685	1,011,740
6.75%, 03/31/21	ZAR	17,000	1,273,097
7.00%, 02/28/31	ZAR	26,800	1,698,471
7.75%, 02/28/23	ZAR	2,200	165,826
8.00%, 01/31/30	ZAR	32,093	2,237,915
8.25%, 03/31/32	ZAR	14,856	1,030,688
8.50%, 01/31/37	ZAR	26,632	1,827,770
8.75%, 01/31/44	ZAR	26,000	1,796,105
8.75%, 02/28/48	ZAR	47,664	3,291,176
8.88%, 02/28/35	ZAR	28,000	2,006,706
10.50%, 12/21/26	ZAR	47,086	3,933,646

			21,237,567

Thailand — 4.4%
Thailand Government Bond 1.88%, 06/17/22	THB	34,000	1,080,898
2.00%, 12/17/22	THB	9,100	290,146
2.13%, 12/17/26	THB	30,382	952,715
2.55%, 06/26/20	THB	24,775	797,379
2.88%, 06/17/46	THB	21,000	624,354
3.40%, 06/17/36	THB	96,770	3,270,652
3.63%, 06/16/23	THB	78,428	2,672,895
3.65%, 12/17/21	THB	93,272	3,135,796
3.65%, 06/20/31	THB	12,300	431,950
3.78%, 06/25/32	THB	13,638	483,322
3.85%, 12/12/25	THB	52,949	1,863,026
4.26%, 12/12/37(b)	THB	470	16,827
4.88%, 06/22/29	THB	128,480	4,944,514

			20,564,474

Turkey — 4.5%
Turkey Government Bond 7.40%, 02/05/20	TRY	6,712	1,160,617
8.00%, 03/12/25	TRY	2,652	380,445
8.50%, 09/14/22	TRY	8,799	1,382,095
8.80%, 09/27/23	TRY	16,464	2,531,998
9.00%, 07/24/24	TRY	17,668	2,700,089
9.20%, 09/22/21	TRY	16,750	2,757,202
9.40%, 07/08/20	TRY	7,700	1,324,021
9.50%, 01/12/22	TRY	5,614	916,463
10.50%, 08/11/27	TRY	6,546	1,057,296

20

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF (Percentages shown are based on Net Assets)

Security		Par/ Shares (000)	Value

Turkey (continued)
10.60%, 02/11/26	TRY	14,666	$2,419,823
10.70%, 02/17/21	TRY	6,900	1,182,461
11.00%, 03/02/22	TRY	3,600	610,676
11.00%, 02/24/27	TRY	2,500	414,179
12.20%, 01/18/23	TRY	8,541	1,488,433
12.40%, 03/08/28	TRY	5,000	895,496

			21,221,294

Uruguay — 4.3%
Uruguay Government International Bond 8.50%, 03/15/28(b)	UYU	338,343	9,070,649
9.88%, 06/20/22(b)	UYU	356,177	10,944,139

			20,014,788

Total Foreign Government Obligations — 97.7% (Cost: $469,603,158)			459,039,653

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)		503	503,419

Total Short-Term Investments — 0.1% (Cost: $503,419)			503,419

Total Investments in Securities — 97.8% (Cost: $470,106,577)			459,543,072

Other Assets, Less Liabilities — 2.2%			10,235,317

Net Assets — 100.0%			$469,778,389

(a)	Zero-coupon bond.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	35	468	503	$503,419	$11,910	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Foreign Government Obligations	$—	$459,039,653	$—	$459,039,653
Money Market Funds	503,419	—	—	503,419

	$503,419	$459,039,653	$—	$459,543,072

21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan EM Local Currency Bond ETF

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

22

Schedule of Investments (unaudited) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd. 4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	$99,500
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	50	49,437
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	USD	100	98,300

			247,237

Austria — 0.1%
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(c)	EUR	100	126,353
Wienerberger AG, 2.00%, 05/02/24(c)	EUR	50	58,093

			184,446

Belgium — 0.2%
Telenet Finance Luxembourg Notes Sarl 3.50%, 03/01/28 (Call 12/01/22)(c)	EUR	100	113,373
5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	189,500

			302,873

Bermuda — 0.1%
Weatherford International Ltd., 9.88%, 02/15/24
(Call 11/15/23)(b)	USD	125	81,250

Brazil — 0.3%
JBS Investments GmbH, 6.25%, 02/05/23
(Call 03/06/19)(a)	USD	200	201,000
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/20)(a)	USD	125	124,687
5.88%, 07/15/24 (Call 07/15/19)(a)(b)	USD	75	75,849
6.75%, 02/15/28 (Call 02/15/23)(a)	USD	100	102,250

			503,786

Canada — 3.3%
1011778 BC ULC/New Red Finance Inc. 4.25%, 05/15/24 (Call 05/15/20)(a)(b)	USD	200	194,464
4.63%, 01/15/22 (Call 03/04/19)(a)	USD	175	175,437
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	USD	350	336,735
Air Canada 4.75%, 10/06/23 (Call 10/06/19)(a)	CAD	25	19,274
7.75%, 04/15/21(a)(b)	USD	50	53,437
Bausch Health Companies Inc., 5.63%, 12/01/21 (Call 03/04/19)(a)	USD	100	100,047
Baytex Energy Corp., 6.63%, 07/19/22 (Call 03/01/19)	CAD	50	36,882
Bombardier Inc. 5.75%, 03/15/22(a)	USD	50	47,828
6.00%, 10/15/22 (Call 03/04/19)(a)(b)	USD	150	144,562
6.13%, 05/15/21(c)	EUR	100	117,594
6.13%, 01/15/23(a)(b)	USD	175	168,283
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	USD	125	120,469
7.50%, 03/15/25 (Call 03/15/20)(a)	USD	200	192,750
7.75%, 03/15/20(a)	USD	100	103,000
8.75%, 12/01/21(a)	USD	175	185,771
Brookfield Residential Properties Inc. 6.13%, 05/15/23 (Call 03/01/19)(a)	CAD	50	37,727
6.50%, 12/15/20 (Call 03/04/19)(a)(b)	USD	50	50,161
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 03/04/19)(a)	USD	75	73,500
Cascades Inc., 5.50%, 07/15/21 (Call 03/01/19)(a)	CAD	25	19,160
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	50	36,026
Cott Corp., 5.50%, 07/01/24 (Call 07/01/19)(c)	EUR	100	120,422
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/14/20)(a)	CAD	50	32,409

Security		Par (000)	Value

Canada (continued)
GFL Environmental Inc., 5.38%, 03/01/23
(Call 03/01/20)(a)(b)	USD	50	$47,313
Gibson Energy Inc. 5.25%, 07/15/24 (Call 07/15/20)(c)	CAD	100	74,336
5.38%, 07/15/22 (Call 03/01/19)(a)	CAD	50	38,205
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	USD	50	46,010
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	25	19,006
MEG Energy Corp. 6.38%, 01/30/23 (Call 03/04/19)(a)	USD	100	88,500
6.50%, 01/15/25 (Call 01/15/20)(a)	USD	100	98,375
7.00%, 03/31/24 (Call 03/04/19)(a)	USD	125	110,312
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)	USD	115	109,271
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	75	69,320
5.25%, 08/01/23 (Call 03/04/19)(a)	USD	75	72,922
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	125	114,062
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 03/02/20)	CAD	50	36,740
Open Text Corp. 5.63%, 01/15/23 (Call 03/04/19)(a)	USD	100	102,547
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	102,966
Parkland Fuel Corp. 5.63%, 05/09/25 (Call 05/09/20)	CAD	100	73,693
5.75%, 09/16/24 (Call 09/16/19)(a)	CAD	25	18,637
5.75%, 09/16/24 (Call 09/16/19)	CAD	50	37,275
6.00%, 11/21/22 (Call 03/01/19)	CAD	50	38,596
Postmedia Network Inc., 8.25%, 07/15/21
(Call 03/01/19)(a)	CAD	1	447
Precision Drilling Corp., 7.13%, 01/15/26
(Call 11/15/20)(a)	USD	55	50,463
Quebecor Media Inc. 5.75%, 01/15/23	USD	125	128,978
6.63%, 01/15/23(a)	CAD	75	60,213
Russel Metals Inc., 6.00%, 04/19/22 (Call 03/01/19)(a)	CAD	25	19,149
Seven Generations Energy Ltd. 5.38%, 09/30/25 (Call 09/30/20)(a)	USD	100	96,050
6.75%, 05/01/23 (Call 03/04/19)(a)	USD	50	50,705
6.88%, 06/30/23 (Call 03/04/19)(a)	USD	50	50,875
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	USD	125	126,756
Superior Plus LP 5.13%, 08/27/25 (Call 02/27/21)	CAD	50	34,895
5.25%, 02/27/24 (Call 02/27/20)	CAD	50	35,978
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(a)	USD	75	80,868
Videotron Ltd. 5.00%, 07/15/22(b)	USD	100	102,820
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	75,000
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	50	51,625
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	39,347
5.75%, 01/15/26 (Call 09/15/20)(c)	CAD	75	58,928

			4,727,121

Denmark — 0.3%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(c)	EUR	200	247,962
TDC AS, 5.63%, 02/23/23(c)	GBP	100	145,266

			393,228

23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Finland — 0.4%
Nokia OYJ 1.00%, 03/15/21 (Call 02/15/21)(c)	EUR	100	$115,797
3.38%, 06/12/22	USD	75	73,652
4.38%, 06/12/27(b)	USD	80	77,200
Teollisuuden Voima OYJ 2.00%, 05/08/24 (Call 02/08/24)(c)	EUR	100	115,157
2.13%, 02/04/25 (Call 11/04/24)(c)	EUR	100	114,766
2.50%, 03/17/21(c)	EUR	100	118,617

			615,189

France — 3.6%
Altice France SA/France 5.63%, 05/15/24 (Call 05/15/19)(c)	EUR	100	118,035
5.88%, 02/01/27 (Call 02/01/22)(c)	EUR	200	231,430
6.25%, 05/15/24 (Call 05/15/19)(a)	USD	200	196,060
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	600	578,430
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	200	196,230
Banijay Group SAS, 4.00%, 07/01/22 (Call 07/01/19)(c)	EUR	100	117,573
Burger King France SAS, 6.00%, 05/01/24 (Call 05/01/20)(c)	EUR	100	121,039
Casino Guichard Perrachon SA 4.05%, 08/05/26 (Call 05/05/26)(c)	EUR	100	104,419
4.50%, 03/07/24 (Call 12/07/23)(c)	EUR	200	221,063
4.56%, 01/25/23(c)	EUR	100	112,234
5.24%, 03/09/20	EUR	100	119,540
5.98%, 05/26/21(c)	EUR	100	121,344
CMA CGM SA 5.25%, 01/15/25 (Call 10/15/20)(c)	EUR	100	97,491
6.50%, 07/15/22 (Call 07/15/19)(c)	EUR	100	109,118
Elis SA 1.88%, 02/15/23 (Call 11/15/22)(c)	EUR	100	115,072
3.00%, 04/30/22 (Call 03/04/19)(c)	EUR	100	115,894
Europcar Mobility Group 4.13%, 11/15/24 (Call 11/15/20)(c)	EUR	100	112,047
5.75%, 06/15/22 (Call 02/11/19)(c)	EUR	100	117,561
Faurecia SA 2.63%, 06/15/25 (Call 06/15/21)(c)	EUR	100	109,434
3.63%, 06/15/23 (Call 06/15/19)(c)	EUR	100	117,552
Fnac Darty SA, 3.25%, 09/30/23 (Call 09/30/19)(c)	EUR	100	116,738
Getlink SE, 3.63%, 10/01/23(c)	EUR	100	116,622
La Financiere Atalian SASU, 5.13%, 05/15/25 (Call 05/15/21)(c)	EUR	100	88,412
Loxam SAS 4.88%, 07/23/21 (Call 02/11/19)(c)	EUR	58	67,783
6.00%, 04/15/25 (Call 04/15/20)(c)	EUR	100	117,836
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 11/15/19)(c)	EUR	100	106,856
Nexans SA, 3.25%, 05/26/21 (Call 02/26/21)(c)	EUR	100	119,660
Orano SA 3.50%, 03/22/21(c)	EUR	200	239,048
4.88%, 09/23/24	EUR	150	178,812
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(c)	EUR	100	97,506
Rexel SA 2.63%, 06/15/24 (Call 03/15/20)(c)	EUR	100	114,980
3.50%, 06/15/23 (Call 06/15/19)(c)	EUR	100	117,552
SPCM SA, 2.88%, 06/15/23 (Call 02/11/19)(c)	EUR	100	115,818
SPIE SA, 3.13%, 03/22/24 (Call 09/22/23)(c)	EUR	100	115,119
Synlab Bondco PLC, 6.25%, 07/01/22 (Call 02/11/19)(c)	EUR	150	177,858
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(c)	EUR	100	99,522

Security		Par (000)	Value

France (continued)
Vallourec SA 2.25%, 09/30/24(c)	EUR	100	$60,880
6.63%, 10/15/22 (Call 10/15/20)(c)	EUR	100	72,684

			5,255,252

Germany — 2.9%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 04/01/20)(c)	EUR	100	106,282
ADLER Real Estate AG 1.50%, 12/06/21 (Call 11/06/21)(c)	EUR	100	113,717
3.00%, 04/27/26 (Call 02/27/26)(c)	EUR	100	111,486
Blitz F18-674 GmbH, 6.00%, 07/30/26 (Call 07/30/21)(c)	EUR	100	114,266
BMBG Bond Finance SCA, 3.00%, 06/15/21 (Call 03/04/19)(c)	EUR	100	116,140
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 10/01/19)(c)	EUR	100	98,076
CTC BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(c)	EUR	100	111,031
Deutsche Bank AG 2.75%, 02/17/25(c)	EUR	125	140,882
4.50%, 05/19/26(c)	EUR	100	118,600
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)(e)	USD	200	168,549
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(c)(d)(e)	EUR	100	120,646
Douglas GmbH, 6.25%, 07/15/22 (Call 02/11/19)(c)	EUR	100	91,183
Hapag-Lloyd AG, 5.13%, 07/15/24 (Call 07/15/20)(c)	EUR	100	115,128
K+S AG 2.63%, 04/06/23 (Call 01/06/23)(c)	EUR	100	118,310
3.25%, 07/18/24 (Call 04/18/24)(c)	EUR	100	114,001
4.13%, 12/06/21(c)	EUR	100	122,805
KME AG, 6.75%, 02/01/23 (Call 02/01/20)(c)	EUR	100	105,565
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(c)(d)(e)	EUR	100	120,608
METRO AG, 1.50%, 03/19/25(c)	EUR	100	106,748
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(c)	EUR	100	105,498
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(c)	EUR	100	111,795
Norddeutsche Landesbank Girozentrale, 6.00%, 06/29/20	EUR	50	54,824
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 12/15/19)(c)	EUR	100	106,695
RWE AG, 2.75%, 04/21/75 (Call 10/21/20)(c)(d)(e)	EUR	100	115,582
Senvion Holding GmbH, 3.88%, 10/25/22 (Call 05/01/19)(c)	EUR	100	59,476
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(c)	EUR	100	107,355
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(c)	EUR	100	104,496
thyssenkrupp AG 1.38%, 03/03/22 (Call 12/03/21)(c)	EUR	100	113,619
1.75%, 11/25/20 (Call 08/25/20)(c)	EUR	100	116,215
2.50%, 02/25/25(c)	EUR	100	115,763
2.75%, 03/08/21 (Call 12/08/20)(c)	EUR	75	88,839
TUI AG, 2.13%, 10/26/21 (Call 07/26/21)(c)	EUR	100	116,997
Unitymedia GmbH 3.75%, 01/15/27 (Call 01/15/21)(c)	EUR	100	119,181
6.13%, 01/15/25 (Call 01/15/20)(a)	USD	200	206,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 4.00%, 01/15/25 (Call 01/15/20)(c)	EUR	100	119,274
4.63%, 02/15/26 (Call 02/15/21)(c)	EUR	90	110,928

24

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
WEPA Hygieneprodukte GmbH, 3.75%, 05/15/24 (Call 05/15/19)(c)	EUR	100	$114,042

			4,201,352

Greece — 0.2%
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(c)	EUR	100	78,691
OTE PLC, 3.50%, 07/09/20(c)	EUR	100	118,479
Titan Global Finance PLC, 3.50%, 06/17/21(c)	EUR	100	118,627

			315,797

Ireland — 2.0%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(c)(d)(e)	EUR	100	117,922
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 4.13%, 05/15/23 (Call 05/15/19)(c)	EUR	100	117,806
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	USD	200	200,161
4.75%, 07/15/27 (Call 07/15/22)(c)	GBP	100	118,670
6.00%, 02/15/25 (Call 02/15/20)(a)	USD	200	194,500
6.75%, 05/15/24 (Call 05/15/19)(c)	EUR	100	121,116
7.25%, 05/15/24 (Call 05/15/19)(a)	USD	200	207,021
Avolon Holdings Funding Ltd. 5.13%, 10/01/23 (Call 09/01/23)(a)(b)	USD	125	126,004
5.50%, 01/15/23 (Call 12/15/22)(a)	USD	75	76,398
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(c)(d)(e)	GBP	100	124,588
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)	USD	200	190,500
eircom Finance DAC, 4.50%, 05/31/22 (Call 02/11/19)(c)	EUR	100	117,071
Park Aerospace Holdings Ltd. 4.50%, 03/15/23 (Call 02/15/23)(a)	USD	105	103,341
5.25%, 08/15/22(a)	USD	225	228,433
5.50%, 02/15/24(a)(b)	USD	175	178,016
Smurfit Kappa Acquisitions ULC 2.38%, 02/01/24 (Call 11/01/23)(c)	EUR	100	118,844
2.88%, 01/15/26(c)	EUR	100	116,714
3.25%, 06/01/21 (Call 03/10/21)(c)	EUR	100	120,998
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(c)	EUR	200	202,926
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/19)(c)	GBP	100	132,779

			2,913,808

Israel — 1.6%
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 07/25/20(c)	EUR	150	170,082
1.25%, 03/31/23 (Call 12/31/22)(c)	EUR	200	215,731
1.88%, 03/31/27 (Call 12/31/26)(c)	EUR	100	98,687
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	118,525
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	240,139
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/21	USD	400	378,000
2.80%, 07/21/23	USD	400	360,000
3.15%, 10/01/26(b)	USD	350	290,832
6.00%, 04/15/24 (Call 01/15/24)(b)	USD	200	203,381
6.75%, 03/01/28 (Call 12/01/27)	USD	200	207,937

			2,283,314

Italy — 4.8%
Autostrada Brescia Verona Vicenza Padova SpA, 2.38%, 03/20/20(c)	EUR	100	116,166
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(c)(d)(e)	EUR	100	95,800

Security		Par (000)	Value

Italy (continued)
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28 (Call 01/18/23)(c)(d)(e)	EUR	100	$49,857
Banco BPM SpA 2.75%, 07/27/20(c)	EUR	100	117,507
6.00%, 11/05/20(c)	EUR	100	119,498
7.13%, 03/01/21(c)	EUR	100	122,038
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(c)(d)(e)	EUR	100	110,114
EVOCA SpA, 7.00%, 10/15/23 (Call 10/15/19)(c)	EUR	100	121,090
Fiat Chrysler Finance Europe SA 4.75%, 03/22/21(c)	EUR	100	123,443
4.75%, 07/15/22(c)	EUR	150	188,860
Iccrea Banca SpA, 1.50%, 10/11/22(c)	EUR	150	167,977
International Game Technology PLC, 4.13%, 02/15/20 (Call 11/15/19)(c)	EUR	100	117,766
Intesa Sanpaolo SpA 2.86%, 04/23/25(c)	EUR	100	114,008
3.93%, 09/15/26(c)	EUR	200	233,402
5.15%, 07/16/20	EUR	100	121,701
6.63%, 09/13/23(c)	EUR	100	131,658
Leonardo SpA 1.50%, 06/07/24 (Call 03/07/24)(c)	EUR	100	109,764
4.50%, 01/19/21	EUR	100	123,399
Mediobanca Banca di Credito Finanziario SpA 5.00%, 11/15/20	EUR	100	120,784
5.75%, 04/18/23	EUR	100	127,082
Nexi Capital SpA, 4.13%, 11/01/23 (Call 11/30/19)(c)	EUR	100	116,339
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(c)	EUR	100	117,278
Saipem Finance International BV 2.75%, 04/05/22(c)	EUR	100	117,112
3.00%, 03/08/21(c)	EUR	100	117,855
Salini Impregilo SpA, 1.75%, 10/26/24(c)	EUR	100	82,540
Sisal Group SpA, 7.00%, 07/31/23 (Call 07/31/19)(c)	EUR	100	114,479
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(c)(d)(e)	EUR	100	105,365
Telecom Italia SpA/Milano 2.38%, 10/12/27 (Call 07/12/27)(c)	EUR	100	98,746
2.50%, 07/19/23(c)	EUR	200	221,019
2.88%, 01/28/26 (Call 10/28/25)(c)	EUR	100	105,202
3.00%, 09/30/25(c)	EUR	200	215,065
3.25%, 01/16/23(c)	EUR	100	115,256
3.63%, 01/19/24(c)	EUR	100	114,305
3.63%, 05/25/26(c)	EUR	200	220,310
4.00%, 04/11/24 (Call 01/11/24)(c)	EUR	100	115,014
4.50%, 01/25/21(c)	EUR	100	120,640
4.88%, 09/25/20(c)	EUR	100	121,230
5.30%, 05/30/24(a)(b)	USD	200	190,250
UniCredit SpA 4.38%, 01/03/27 (Call 01/03/22)(c)(d)(e)	EUR	100	115,435
5.75%, 10/28/25 (Call 10/28/20)(c)(d)(e)	EUR	200	237,135
5.86%, 06/19/32 (Call 06/19/27)(a)(d)(e)	USD	200	179,499
6.95%, 10/31/22(c)	EUR	200	260,619
Unione di Banche Italiane SpA 4.25%, 05/05/26 (Call 05/05/21)(c)(d)(e)	EUR	100	111,906
4.45%, 09/15/27 (Call 09/15/22)(c)(d)(e)	EUR	100	111,230
Unipol Gruppo SpA 3.50%, 11/29/27 (Call 08/29/27)(c)	EUR	100	108,506
4.38%, 03/05/21(c)	EUR	100	120,293
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(c)	EUR	100	100,226

25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
Wind Tre SpA 2.63%, 01/20/23 (Call 11/03/19)(c)	EUR	100	$103,600
3.13%, 01/20/25 (Call 11/03/20)(c)	EUR	300	303,399
5.00%, 01/20/26 (Call 11/03/20)(a)	USD	250	206,615

			6,898,382

Japan — 0.5%
SoftBank Group Corp. 3.13%, 09/19/25 (Call 06/21/25)(c)	EUR	250	276,926
4.00%, 07/30/22 (Call 04/30/22)(c)	EUR	100	121,293
4.00%, 04/20/23 (Call 01/20/23)(c)	EUR	100	120,440
4.00%, 09/19/29 (Call 06/21/29)(c)	EUR	125	132,868
5.00%, 04/15/28 (Call 01/16/28)(c)	EUR	100	116,531

			768,058

Luxembourg — 2.9%
Altice Financing SA 5.25%, 02/15/23 (Call 03/04/19)(c)	EUR	100	116,239
6.63%, 02/15/23 (Call 03/04/19)(a)(b)	USD	200	201,310
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	400	379,750
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(c)	EUR	100	94,463
Altice Luxembourg SA 6.25%, 02/15/25 (Call 02/15/20)(c)	EUR	100	98,929
7.25%, 05/15/22 (Call 03/04/19)(c)	EUR	300	338,573
7.63%, 02/15/25 (Call 02/15/20)(a)	USD	200	170,000
7.75%, 05/15/22 (Call 03/04/19)(a)(b)	USD	400	387,884
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(c)	EUR	100	114,056
Crystal Almond SARL, 10.00%, 11/01/21 (Call 03/04/19)(c)	EUR	79	96,265
DEA Finance SA, 7.50%, 10/15/22 (Call 04/15/19)(c)	EUR	100	120,214
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 02/11/19)(c)	GBP	100	110,313
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(c)	EUR	100	108,103
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	USD	150	139,125
Intelsat Jackson Holdings SA 5.50%, 08/01/23 (Call 03/04/19)	USD	250	227,262
8.00%, 02/15/24 (Call 03/04/19)(a)	USD	175	182,257
8.50%, 10/15/24 (Call 10/15/20)(a)	USD	375	378,164
9.50%, 09/30/22(a)	USD	75	87,188
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	200	208,250
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 03/18/19)	USD	125	104,206
Matterhorn Telecom Holding SA, 4.88%, 05/01/23 (Call 02/11/19)(c)	EUR	100	108,263
Matterhorn Telecom SA, 4.00%, 11/15/27 (Call 11/15/22)(c)	EUR	100	106,261
Samsonite Finco Sarl, 3.50%, 05/15/26 (Call 05/15/21)(c)	EUR	100	108,998
Swissport Investments SA, 6.75%, 12/15/21 (Call 02/11/19)(c)	EUR	100	118,761

			4,104,834

Netherlands — 2.4%
Constellium NV 4.63%, 05/15/21 (Call 03/04/19)(c)	EUR	100	115,709
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	USD	250	250,830
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(c)	EUR	200	239,888
IPD 3 BV, 4.50%, 07/15/22 (Call 07/15/19)(c)	EUR	100	114,724
JBS Investments GmbH, 7.25%, 04/03/24 (Call 04/03/19)(a)(b)	USD	200	206,500

Security		Par (000)	Value

Netherlands (continued)
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 07/15/19)(c)	EUR	100	$108,075
Nielsen Co Luxembourg Sarl/The, 5.50%, 10/01/21 (Call 03/04/19)(a)	USD	75	75,674
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24 (Call 03/15/20)(c)	EUR	100	51,459
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/15/20)(c)	EUR	100	113,571
Saipem Finance International BV, 2.63%, 01/07/25(c)	EUR	100	110,509
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(c)	EUR	100	112,001
Sensata Technologies BV 4.88%, 10/15/23(a)(b)	USD	75	75,695
5.00%, 10/01/25(a)	USD	150	150,937
5.63%, 11/01/24(a)	USD	50	51,750
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(c)	EUR	100	105,368
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(c)	EUR	100	110,401
Sunshine Mid BV, 6.50%, 05/15/26 (Call 05/15/21)(c)	EUR	100	111,903
United Group BV, 4.38%, 07/01/22 (Call 07/01/19)(c)	EUR	100	114,918
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(c)	EUR	100	108,421
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)	USD	200	192,000
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(c)	EUR	150	165,728
Ziggo Bond Co. BV 6.00%, 01/15/27 (Call 01/15/22)(a)	USD	150	138,187
7.13%, 05/15/24 (Call 05/15/19)(c)	EUR	100	120,421
Ziggo BV 3.75%, 01/15/25 (Call 01/15/20)(c)	EUR	100	116,796
4.25%, 01/15/27 (Call 01/15/22)(c)	EUR	100	115,902
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	250	235,625

			3,412,992

Portugal — 0.3%
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(c)(d)(e)	EUR	100	120,226
EDP - Energias de Portugal SA 4.50%, 04/30/79 (Call 01/30/24)(c)(d)(e)	EUR	100	115,520
5.38%, 09/16/75 (Call 03/16/21)(c)(d)(e)	EUR	100	121,876
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(c)(d)(e)	EUR	100	110,989

			468,611

Singapore — 0.2%
Lincoln Finance Ltd., 6.88%, 04/15/21 (Call 02/11/19)(c)	EUR	100	117,849
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	176,000

			293,849

Spain — 1.3%
Banco de Sabadell SA 5.38%, 12/12/28 (Call 12/12/23)(c)(d)(e)	EUR	100	116,450
5.63%, 05/06/26(c)	EUR	100	119,686
Bankia SA, 3.38%, 03/15/27 (Call 03/15/22)(c)(d)(e)	EUR	100	115,530
Bankinter SA, 2.50%, 04/06/27 (Call 04/06/22)(c)(d)(e)	EUR	100	114,577
Cellnex Telecom SA 2.38%, 01/16/24 (Call 10/16/23)(c)	EUR	100	114,335
3.13%, 07/27/22(c)	EUR	100	120,279
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21 (Call 03/04/19)(c)	EUR	100	106,482
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(c)	EUR	100	65,569
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(c)	EUR	100	116,597

26

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 05/15/19)(c)	EUR	100	$111,067
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(c)	EUR	100	114,368
Grupo Isolux Corsan SA 0.25%, 12/30/21 (Call 03/04/19)(f)(g)	EUR	0	—
Series B, 6.00%, 12/30/21 (Call 03/04/19)(f)(g)	EUR	28	486
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 04/30/20)(c)	EUR	100	91,638
Ibercaja Banco SA, 5.00%, 07/28/25 (Call 07/28/20)(c)(d)(e)	EUR	100	115,457
LHMC Finco Sarl, 6.25%, 12/20/23 (Call 06/20/20)(c)	EUR	100	119,327
NH Hotel Group SA, 3.75%, 10/01/23 (Call 10/01/19)(c)	EUR	90	106,415
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 03/04/19)(c)	EUR	100	60,707
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(c)(d)(e)	EUR	100	121,248

			1,830,218

Sweden — 0.8%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/05/23)(c)(d)(e)	EUR	100	113,652
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(c)(d)(e)	EUR	100	109,023
Intrum AB 2.75%, 07/15/22 (Call 07/15/19)(c)	EUR	100	111,222
3.13%, 07/15/24 (Call 07/15/20)(c)	EUR	200	216,716
Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	USD	125	124,378
Series 7Y, 1.88%, 03/01/24(c)	EUR	100	114,530
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(c)	EUR	200	228,811
Volvo Car AB, 3.25%, 05/18/21(c)	EUR	100	119,780

			1,138,112

Switzerland — 0.2%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 03/04/19)(c)	EUR	100	118,396
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(c)	EUR	100	114,612
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	100	95,125

			328,133

United Kingdom — 3.5%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(c)	EUR	100	115,606
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(c)	GBP	100	111,228
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(c)	GBP	100	136,507
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(c)	GBP	100	123,876
Fiat Chrysler Automobiles NV 3.75%, 03/29/24(c)	EUR	200	244,473
4.50%, 04/15/20	USD	200	201,255
5.25%, 04/15/23	USD	200	202,248
Heathrow Finance PLC, 3.88%, 03/01/27(c)	GBP	100	121,447
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(c)	GBP	100	116,790
IDH Finance PLC, 6.25%, 08/15/22 (Call 03/04/19)(c)	GBP	100	107,869
INEOS Finance PLC, 4.00%, 05/01/23 (Call 02/11/19)(c)	EUR	100	116,313
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 03/04/19)(a)	USD	200	193,847
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	USD	200	203,160
International Personal Finance PLC, 5.75%, 04/07/21(c)	EUR	100	104,188

Security		Par (000)	Value

United Kingdom (continued)
Jaguar Land Rover Automotive PLC 2.20%, 01/15/24(c)	EUR	100	$90,402
3.88%, 03/01/23(c)	GBP	100	107,636
4.50%, 01/15/26(c)	EUR	100	90,562
Jerrold Finco PLC, 6.25%, 09/15/21 (Call 09/15/19)(c)	GBP	100	130,923
Lecta SA, 6.50%, 08/01/23 (Call 08/01/19)(c)	EUR	100	110,115
Mclaren Finance PLC, 5.00%, 08/01/22 (Call 08/01/19)(c)	GBP	100	121,861
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(c)	EUR	100	118,348
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 02/11/19)(c)	GBP	100	39,080
Noble Holding International Ltd., 7.75%, 01/15/24 (Call 10/15/23)(b)	USD	100	84,344
Nomad Foods Bondco PLC, 3.25%, 05/15/24 (Call 05/15/20)(c)	EUR	100	116,003
Pinnacle Bidco PLC, 6.38%, 02/15/25 (Call 02/15/21)(c)	GBP	100	132,141
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 02/11/19)(c)	GBP	100	110,438
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 11/15/19)(c)	GBP	100	113,681
Tesco Corporate Treasury Services PLC 1.38%, 10/24/23 (Call 07/24/23)(c)	EUR	100	113,084
2.50%, 07/01/24(c)	EUR	100	118,677
Tesco PLC, 6.13%, 02/24/22	GBP	100	145,522
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 06/15/19)(c)	EUR	100	90,505
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/20)(c)	EUR	100	117,686
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(c)	GBP	100	129,747
Virgin Media Secured Finance PLC 4.88%, 01/15/27 (Call 01/15/21)(c)	GBP	100	126,216
5.00%, 04/15/27 (Call 04/15/22)(c)	GBP	100	127,296
5.25%, 01/15/26 (Call 01/15/20)(a)	USD	200	197,375
5.50%, 08/15/26 (Call 08/15/21)(a)	USD	200	198,667
6.00%, 01/15/25 (Call 01/15/21)(c)(g)	GBP	100	147,127
Worldpay Finance PLC, 3.75%, 11/15/22 (Call 08/15/22)(c)	EUR	100	122,860

			5,099,103

United States — 65.4%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 03/04/19)(b)	USD	100	98,354
Acrisure LLC/Acrisure Finance Inc. 7.00%, 11/15/25 (Call 11/15/20)(a)	USD	100	87,250
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	90	91,575
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(c)	EUR	100	86,632
ADT Security Corp. (The) 3.50%, 07/15/22	USD	125	120,072
4.13%, 06/15/23	USD	100	96,182
6.25%, 10/15/21	USD	125	131,543
AECOM 5.13%, 03/15/27 (Call 12/15/26)	USD	125	118,438
5.88%, 10/15/24 (Call 07/15/24)	USD	100	104,025
AES Corp./VA 4.00%, 03/15/21	USD	50	49,875
4.50%, 03/15/23 (Call 03/15/20)	USD	50	50,250
4.88%, 05/15/23 (Call 03/04/19)(b)	USD	100	101,000
5.13%, 09/01/27 (Call 09/01/22)(b)	USD	70	71,977

27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.50%, 04/15/25 (Call 04/15/20)(b)	USD	75	$78,304
6.00%, 05/15/26 (Call 05/15/21)(b)	USD	75	79,484
AK Steel Corp. 7.00%, 03/15/27 (Call 03/15/22)	USD	50	40,479
7.63%, 10/01/21 (Call 03/04/19)	USD	50	48,615
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC 5.75%, 03/15/25 (Call 09/15/19)	USD	150	140,437
6.63%, 06/15/24 (Call 06/15/19)	USD	150	147,844
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	5	5,013
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)(b)	USD	200	210,796
Allegheny Technologies Inc. 5.95%, 01/15/21 (Call 10/15/20)	USD	50	50,676
7.88%, 08/15/23 (Call 05/15/23)(b)	USD	75	79,969
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	46,736
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	USD	125	122,684
Ally Financial Inc. 4.13%, 02/13/22	USD	75	75,422
4.25%, 04/15/21	USD	75	75,537
4.63%, 05/19/22	USD	50	50,975
4.63%, 03/30/25	USD	50	50,732
5.13%, 09/30/24	USD	100	103,896
5.75%, 11/20/25 (Call 10/21/25)(b)	USD	150	157,351
7.50%, 09/15/20(b)	USD	25	26,411
AMC Entertainment Holdings Inc. 5.75%, 06/15/25 (Call 06/15/20)(b)	USD	75	69,180
5.88%, 11/15/26 (Call 11/15/21)(b)	USD	75	67,500
6.13%, 05/15/27 (Call 05/15/22)	USD	50	44,500
6.38%, 11/15/24 (Call 11/15/19)	GBP	100	124,228
AMC Networks Inc. 4.75%, 12/15/22 (Call 03/04/19)	USD	75	75,301
4.75%, 08/01/25 (Call 08/01/21)(b)	USD	100	96,625
5.00%, 04/01/24 (Call 04/01/20)	USD	125	124,115
American Airlines Group Inc., 4.63%, 03/01/20(a)(b)	USD	75	75,141
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/20)	USD	60	58,227
6.25%, 03/15/26 (Call 03/15/21)(b)	USD	70	67,200
6.50%, 04/01/27 (Call 04/01/22)	USD	75	72,356
6.63%, 10/15/22 (Call 03/04/19)(b)	USD	50	50,824
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/25 (Call 02/20/25)	USD	100	98,155
5.63%, 05/20/24 (Call 03/20/24)	USD	100	99,000
5.75%, 05/20/27 (Call 02/20/27)	USD	50	47,958
5.88%, 08/20/26 (Call 05/20/26)	USD	75	74,085
Anixter Inc., 5.13%, 10/01/21	USD	50	50,776
Antero Resources Corp. 5.00%, 03/01/25 (Call 03/01/20)(b)	USD	75	72,375
5.13%, 12/01/22 (Call 03/04/19)(b)	USD	150	150,271
5.38%, 11/01/21 (Call 03/04/19)	USD	125	125,656
5.63%, 06/01/23 (Call 03/04/19)(b)	USD	100	100,713
APX Group Inc. 7.63%, 09/01/23 (Call 09/01/19)(b)	USD	50	41,792
7.88%, 12/01/22 (Call 03/04/19)	USD	100	96,917
8.75%, 12/01/20 (Call 03/04/19)	USD	100	97,514
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(c)	EUR	100	117,612

Security		Par (000)	Value

United States (continued)
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)	USD	50	$49,152
5.00%, 04/01/25 (Call 04/01/20)(a)	USD	75	75,547
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	USD	150	146,437
5.13%, 01/15/24 (Call 03/04/19)	USD	125	126,476
Arconic Inc. 5.13%, 10/01/24 (Call 07/01/24)	USD	150	151,125
5.40%, 04/15/21 (Call 01/15/21)	USD	175	178,062
5.87%, 02/23/22	USD	100	103,688
6.15%, 08/15/20	USD	100	103,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/26 (Call 11/01/21)(a)	USD	75	72,364
10.00%, 04/01/22 (Call 04/01/20)(a)	USD	125	133,594
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	USD	125	125,921
Avantor Inc. 4.75%, 10/01/24 (Call 10/01/20)(c)	EUR	100	118,170
6.00%, 10/01/24 (Call 10/01/20)(a)	USD	200	204,206
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	250	257,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 03/04/19)(b)	USD	100	99,813
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(c)	EUR	100	109,535
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	USD	75	76,781
Avon Products Inc. 6.60%, 03/15/20	USD	50	50,516
7.00%, 03/15/23	USD	50	45,578
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/20)(c)	EUR	125	143,210
B&G Foods Inc. 4.63%, 06/01/21 (Call 03/04/19)	USD	75	75,201
5.25%, 04/01/25 (Call 04/01/20)	USD	125	122,563
Ball Corp. 3.50%, 12/15/20	EUR	100	120,535
4.00%, 11/15/23	USD	125	125,026
4.38%, 12/15/20	USD	125	126,719
4.38%, 12/15/23	EUR	100	129,545
4.88%, 03/15/26 (Call 12/15/25)	USD	100	101,663
5.00%, 03/15/22	USD	100	103,346
5.25%, 07/01/25(b)	USD	125	131,027
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	USD	175	166,687
Bausch Health Companies Inc. 4.50%, 05/15/23 (Call 03/01/19)(c)	EUR	225	255,173
5.50%, 03/01/23 (Call 03/04/19)(a)	USD	125	121,406
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	USD	225	224,226
5.88%, 05/15/23 (Call 03/04/19)(a)	USD	400	391,500
6.13%, 04/15/25 (Call 04/15/20)(a)	USD	400	378,000
6.50%, 03/15/22 (Call 03/15/19)(a)	USD	150	155,062
7.00%, 03/15/24 (Call 03/15/20)(a)	USD	250	262,575
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	200	212,964
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	USD	175	163,781
Beazer Homes USA Inc. 5.88%, 10/15/27 (Call 10/15/22)(b)	USD	50	42,827
8.75%, 03/15/22 (Call 03/15/19)	USD	35	36,343
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(c)	EUR	150	164,777

28

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	USD	65	$61,217
5.13%, 07/15/23 (Call 03/04/19)	USD	100	100,283
5.50%, 05/15/22 (Call 03/04/19)	USD	50	50,327
6.00%, 10/15/22 (Call 03/04/19)	USD	65	66,381
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(b)	USD	100	111,525
10.00%, 10/15/25 (Call 10/15/20)(b)	USD	50	57,313
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 03/04/19)(a)(b)	USD	125	126,406
Boyd Gaming Corp. 6.00%, 08/15/26 (Call 08/15/21)(b)	USD	100	100,422
6.38%, 04/01/26 (Call 04/01/21)	USD	100	102,229
6.88%, 05/15/23 (Call 02/15/19)(b)	USD	100	103,594
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	USD	125	112,031
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(b)(d)(e)	USD	50	43,125
BWAY Holding Co. 4.75%, 04/15/24 (Call 04/15/20)(c)	EUR	100	114,031
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	USD	200	195,125
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	USD	175	161,703
Cablevision Systems Corp. 5.88%, 09/15/22	USD	100	100,828
8.00%, 04/15/20	USD	75	78,154
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	USD	225	210,469
California Resources Corp., 8.00%, 12/15/22 (Call 03/04/19)(a)(b)	USD	275	222,475
Callon Petroleum Co. 6.13%, 10/01/24 (Call 10/01/19)(b)	USD	75	75,338
6.38%, 07/01/26 (Call 07/01/21)	USD	50	50,000
Calpine Corp. 5.25%, 06/01/26 (Call 06/01/21)(a)	USD	150	142,856
5.38%, 01/15/23 (Call 03/04/19)(b)	USD	150	146,089
5.50%, 02/01/24 (Call 03/04/19)(b)	USD	75	71,156
5.75%, 01/15/25 (Call 10/15/19)(b)	USD	200	189,000
5.88%, 01/15/24 (Call 03/04/19)(a)	USD	75	75,055
6.00%, 01/15/22 (Call 03/04/19)(a)	USD	100	100,944
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 03/04/19)(b)	USD	125	117,344
Catalent Pharma Solutions Inc., 4.75%, 12/15/24 (Call 12/15/19)(c)	EUR	100	119,151
CBL & Associates LP 5.25%, 12/01/23 (Call 09/01/23)(b)	USD	50	41,896
5.95%, 12/15/26 (Call 09/15/26)(b)	USD	75	60,542
CCO Holdings LLC/CCO Holdings Capital Corp. 5.00%, 02/01/28 (Call 08/01/22)(a)	USD	325	308,818
5.13%, 02/15/23 (Call 03/04/19)	USD	100	101,000
5.13%, 05/01/23 (Call 03/04/19)(a)	USD	150	151,912
5.13%, 05/01/27 (Call 05/01/22)(a)	USD	425	410,112
5.25%, 03/15/21 (Call 03/04/19)	USD	50	50,125
5.25%, 09/30/22 (Call 03/04/19)(b)	USD	150	151,545
5.38%, 05/01/25 (Call 05/01/20)(a)	USD	100	100,531
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	200	199,277
5.75%, 09/01/23 (Call 03/04/19)	USD	75	76,434
5.75%, 01/15/24 (Call 03/04/19)	USD	125	127,906
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	325	330,281
5.88%, 04/01/24 (Call 04/01/19)(a)	USD	225	230,116
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	USD	100	100,125

Security		Par (000)	Value

United States (continued)
CDK Global Inc. 4.88%, 06/01/27 (Call 06/01/22)	USD	75	$72,516
5.00%, 10/15/24 (Call 07/15/24)(b)	USD	75	75,021
5.88%, 06/15/26 (Call 06/15/21)	USD	50	50,917
CDW LLC/CDW Finance Corp. 5.00%, 09/01/23 (Call 03/04/19)(b)	USD	75	75,321
5.00%, 09/01/25 (Call 03/01/20)	USD	75	74,663
5.50%, 12/01/24 (Call 06/01/24)	USD	75	77,869
Centene Corp. 4.75%, 05/15/22 (Call 05/15/19)	USD	125	126,987
4.75%, 01/15/25 (Call 01/15/20)	USD	150	152,032
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	USD	225	233,196
6.13%, 02/15/24 (Call 03/04/19)	USD	125	131,008
CenturyLink Inc. 5.63%, 04/01/25 (Call 01/01/25)(b)	USD	75	68,375
Series S, 6.45%, 06/15/21	USD	200	203,560
Series T, 5.80%, 03/15/22	USD	175	175,591
Series V, 5.63%, 04/01/20	USD	150	151,732
Series W, 6.75%, 12/01/23(b)	USD	100	100,625
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	USD	125	126,875
CF Industries Inc. 3.45%, 06/01/23	USD	100	96,500
7.13%, 05/01/20	USD	74	76,856
CFX Escrow Corp. 6.00%, 02/15/24(a)	USD	30	30,000
6.38%, 02/15/26(a)	USD	15	15,000
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	USD	140	133,947
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)	USD	75	72,258
6.63%, 05/15/23 (Call 03/04/19)	USD	100	103,375
7.00%, 05/15/25 (Call 05/15/20)	USD	100	104,375
Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/27 (Call 01/01/27)	USD	200	202,214
5.88%, 03/31/25 (Call 10/02/24)(b)	USD	200	210,692
7.00%, 06/30/24 (Call 01/01/24)	USD	100	110,125
Cheniere Energy Partners LP 5.25%, 10/01/25 (Call 10/01/20)	USD	200	201,248
5.63%, 10/01/26 (Call 10/01/21)(a)	USD	155	154,871
Chesapeake Energy Corp. 4.88%, 04/15/22 (Call 03/04/19)	USD	50	47,625
6.13%, 02/15/21	USD	75	74,734
6.63%, 08/15/20	USD	75	75,711
7.00%, 10/01/24 (Call 04/01/21)(b)	USD	85	82,981
7.50%, 10/01/26 (Call 10/01/21)	USD	50	48,184
8.00%, 01/15/25 (Call 01/15/20)(b)	USD	175	176,311
8.00%, 06/15/27 (Call 06/15/22)(b)	USD	175	167,945
CHS/Community Health Systems Inc. 5.13%, 08/01/21 (Call 03/04/19)(b)	USD	125	120,350
6.25%, 03/31/23 (Call 03/31/20)	USD	400	382,417
6.88%, 02/01/22 (Call 03/04/19)	USD	325	184,746
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	175	138,771
8.63%, 01/15/24 (Call 01/15/21)(a)(b)	USD	125	128,594
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(g)	USD	225	194,641
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/19)(a)(b)	USD	75	64,634
Cinemark USA Inc. 4.88%, 06/01/23 (Call 03/04/19)	USD	100	99,000
5.13%, 12/15/22 (Call 03/04/19)	USD	50	50,086

29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
CIT Group Inc. 4.13%, 03/09/21 (Call 02/09/21)	USD	75	$75,187
4.75%, 02/16/24 (Call 11/16/23)	USD	75	75,753
5.00%, 08/15/22	USD	150	153,937
5.00%, 08/01/23	USD	75	76,594
5.25%, 03/07/25 (Call 12/07/24)	USD	75	77,495
6.13%, 03/09/28(b)	USD	50	53,057
Clear Channel Worldwide Holdings Inc. Series A, 6.50%, 11/15/22 (Call 03/04/19)	USD	100	101,500
Series B, 6.50%, 11/15/22 (Call 03/04/19)	USD	250	255,625
Series B, 7.63%, 03/15/20 (Call 03/04/19)	USD	250	250,000
Clearway Energy Operating LLC 5.38%, 08/15/24 (Call 08/15/19)	USD	75	70,387
5.75%, 10/15/25 (Call 10/15/21)(a)	USD	60	55,500
Cleveland-Cliffs Inc. 4.88%, 01/15/24 (Call 01/15/21)(a)	USD	50	48,469
5.75%, 03/01/25 (Call 03/01/20)	USD	125	121,094
CNX Resources Corp., 5.88%, 04/15/22 (Call 03/04/19)	USD	175	174,152
CommScope Inc. 5.00%, 06/15/21 (Call 02/11/19)(a)	USD	100	99,676
5.50%, 06/15/24 (Call 06/15/19)(a)	USD	60	56,139
CommScope Technologies LLC 5.00%, 03/15/27 (Call 03/15/22)(a)	USD	100	84,737
6.00%, 06/15/25 (Call 06/15/20)(a)	USD	200	188,500
Continental Resources Inc./OK 3.80%, 06/01/24 (Call 03/01/24)	USD	125	123,543
4.38%, 01/15/28 (Call 10/15/27)(b)	USD	135	134,335
4.50%, 04/15/23 (Call 01/15/23)	USD	200	203,772
5.00%, 09/15/22 (Call 03/04/19)	USD	200	201,000
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(c)	EUR	100	101,618
Covanta Holding Corp. 5.88%, 03/01/24 (Call 03/04/19)	USD	50	49,875
5.88%, 07/01/25 (Call 07/01/20)	USD	50	48,969
6.00%, 01/01/27 (Call 01/01/22)	USD	50	48,063
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75%, 04/01/25 (Call 04/01/20)	USD	75	73,335
6.25%, 04/01/23 (Call 02/15/19)	USD	75	75,656
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	125	125,469
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	47,638
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	97,338
Crown European Holdings SA 2.25%, 02/01/23 (Call 11/01/22)(c)	EUR	100	117,231
2.88%, 02/01/26 (Call 08/01/25)(c)	EUR	100	114,588
3.38%, 05/15/25 (Call 11/15/24)(c)	EUR	100	119,205
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	150	143,909
CSC Holdings LLC 5.13%, 12/15/21 (Call 02/11/19)(a)	USD	200	199,499
5.25%, 06/01/24	USD	125	119,844
5.38%, 07/15/23 (Call 02/11/19)(a)	USD	200	201,940
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	197,719
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	195,550
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	200	202,750
6.75%, 11/15/21	USD	150	157,453
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	205,589

Security		Par (000)	Value

United States (continued)
10.13%, 01/15/23 (Call 02/11/19)(a)	USD	200	$216,210
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	225	259,380
CyrusOne LP/CyrusOne Finance Corp. 5.00%, 03/15/24 (Call 03/15/20)	USD	75	75,563
5.38%, 03/15/27 (Call 03/15/22)	USD	75	75,188
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	USD	50	48,732
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	USD	75	73,031
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(c)	EUR	100	117,762
DaVita Inc. 5.00%, 05/01/25 (Call 05/01/20)(b)	USD	200	192,500
5.13%, 07/15/24 (Call 07/15/19)	USD	225	222,536
5.75%, 08/15/22 (Call 03/04/19)	USD	150	152,466
DCP Midstream Operating LP 3.88%, 03/15/23 (Call 12/15/22)	USD	75	73,145
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	75	75,922
5.35%, 03/15/20(a)	USD	75	76,230
5.38%, 07/15/25 (Call 04/15/25)	USD	50	51,011
5.85%, 05/21/43 (Call 05/21/23)(a)(d)(e)	USD	75	63,688
Dell Inc., 4.63%, 04/01/21(b)	USD	50	50,569
Dell International LLC/EMC Corp. 5.88%, 06/15/21 (Call 02/15/19)(a)	USD	200	203,740
7.13%, 06/15/24 (Call 06/15/19)(a)	USD	225	237,339
Denbury Resources Inc. 7.50%, 02/15/24 (Call 08/15/20)(a)	USD	50	43,852
9.00%, 05/15/21 (Call 03/04/19)(a)	USD	75	74,250
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	USD	75	74,081
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	USD	50	47,250
Diamond Resorts International Inc. 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	USD	75	74,083
10.75%, 09/01/24 (Call 09/01/19)(a)	USD	75	68,286
Diamondback Energy Inc. 4.75%, 11/01/24 (Call 11/01/19)	USD	100	100,231
5.38%, 05/31/25 (Call 05/31/20)	USD	110	112,750
DISH DBS Corp. 5.00%, 03/15/23(b)	USD	200	173,375
5.13%, 05/01/20	USD	150	150,562
5.88%, 07/15/22	USD	250	237,446
5.88%, 11/15/24	USD	250	206,717
6.75%, 06/01/21	USD	250	254,627
7.75%, 07/01/26(b)	USD	250	215,000
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 03/04/19)(a)	USD	125	129,806
Edgewell Personal Care Co. 4.70%, 05/19/21	USD	75	75,704
4.70%, 05/24/22(b)	USD	50	50,167
Elanco Animal Health Inc. 3.91%, 08/27/21(a)	USD	50	50,213
4.27%, 08/28/23 (Call 07/28/23)(a)	USD	100	100,890
4.90%, 08/28/28 (Call 05/28/28)(a)	USD	100	103,807
Eldorado Resorts Inc. 6.00%, 04/01/25 (Call 04/01/20)(b)	USD	100	100,575
6.00%, 09/15/26 (Call 09/15/21)(a)	USD	90	89,892
EMC Corp. 2.65%, 06/01/20	USD	250	246,225
3.38%, 06/01/23 (Call 03/01/23)	USD	125	118,375
Encompass Health Corp., 5.75%, 11/01/24 (Call 03/04/19)	USD	150	152,362

30

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Endeavor Energy Resources LP/EER Finance Inc. 5.50%, 01/30/26 (Call 01/30/21)(a)	USD	50	$52,156
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	75	80,156
Endo Dac/Endo Finance LLC/Endo Finco Inc. 6.00%, 07/15/23 (Call 03/04/19)(a)	USD	200	163,328
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	USD	200	154,625
Endo Finance LLC, 5.75%, 01/15/22 (Call 03/04/19)(a)	USD	75	68,503
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 03/04/19)(a)	USD	50	40,813
Energizer Holdings Inc. 6.38%, 07/15/26 (Call 07/15/21)(a)	USD	115	111,838
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	30	30,713
Energy Transfer LP 4.25%, 03/15/23 (Call 12/15/22)(b)	USD	125	126,094
5.50%, 06/01/27 (Call 03/01/27)	USD	125	129,609
5.88%, 01/15/24 (Call 10/15/23)	USD	150	159,562
7.50%, 10/15/20	USD	150	159,187
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	USD	100	93,469
4.40%, 04/01/24 (Call 01/01/24)	USD	75	72,141
Ensco PLC 4.50%, 10/01/24 (Call 07/01/24)	USD	75	55,688
5.20%, 03/15/25 (Call 12/15/24)(b)	USD	100	74,500
7.75%, 02/01/26 (Call 11/01/25)	USD	125	100,547
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)	USD	150	136,781
EP Energy LLC/Everest Acquisition Finance Inc. 7.75%, 05/15/26 (Call 05/15/21)(a)	USD	125	115,204
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	USD	75	60,141
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	USD	125	62,375
9.38%, 05/01/24 (Call 05/01/20)(a)	USD	125	66,875
Equinix Inc. 2.88%, 03/15/24 (Call 09/15/20)	EUR	100	116,003
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	170,861
2.88%, 02/01/26 (Call 02/01/21)	EUR	100	112,814
5.38%, 01/01/22 (Call 03/04/19)	USD	100	101,667
5.38%, 04/01/23 (Call 03/04/19)	USD	125	126,970
5.38%, 05/15/27 (Call 05/15/22)	USD	150	150,375
5.75%, 01/01/25 (Call 01/01/20)	USD	75	77,382
5.88%, 01/15/26 (Call 01/15/21)	USD	150	154,969
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	USD	175	172,567
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	USD	125	125,385
Extraction Oil & Gas Inc. 5.63%, 02/01/26 (Call 02/01/21)(a)	USD	100	83,575
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	USD	50	46,375
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 05/01/21 (Call 03/04/19)(b)	USD	75	65,813
6.75%, 01/15/22 (Call 03/04/19)(b)	USD	50	43,781
6.75%, 06/15/23 (Call 06/15/19)(b)	USD	75	65,531
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(b)(d)(e)(h)	USD	75	70,500
First Data Corp. 5.00%, 01/15/24 (Call 02/11/19)(a)	USD	250	255,937
5.38%, 08/15/23 (Call 02/11/19)(a)	USD	150	152,906
First Quality Finance Co. Inc. 4.63%, 05/15/21 (Call 03/04/19)(a)	USD	75	74,891
5.00%, 07/01/25 (Call 07/01/20)(a)	USD	45	43,425
Flex Acquisition Co. Inc. 6.88%, 01/15/25 (Call 01/15/20)(a)	USD	75	70,172
7.88%, 07/15/26 (Call 07/15/21)(a)	USD	75	71,086

Security		Par (000)	Value

United States (continued)
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(a)	USD	50	$46,000
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	100	92,000
Freeport-McMoRan Inc. 3.10%, 03/15/20	USD	106	105,004
3.55%, 03/01/22 (Call 12/01/21)(b)	USD	250	242,175
3.88%, 03/15/23 (Call 12/15/22)	USD	250	239,402
4.00%, 11/14/21	USD	75	74,301
4.55%, 11/14/24 (Call 08/14/24)	USD	100	95,750
6.88%, 02/15/23 (Call 02/15/20)	USD	100	104,953
Frontier Communications Corp. 6.88%, 01/15/25 (Call 10/15/24)(b)	USD	100	52,688
7.13%, 01/15/23	USD	125	74,063
7.63%, 04/15/24(b)	USD	100	54,550
8.50%, 04/01/26 (Call 04/01/21)(a)	USD	200	181,102
8.75%, 04/15/22	USD	75	50,250
10.50%, 09/15/22 (Call 06/15/22)	USD	250	178,594
11.00%, 09/15/25 (Call 06/15/25)	USD	450	289,969
Genesis Energy LP/Genesis Energy Finance Corp. 6.00%, 05/15/23 (Call 03/04/19)	USD	50	48,052
6.25%, 05/15/26 (Call 02/15/21)	USD	50	45,820
6.50%, 10/01/25 (Call 10/01/20)	USD	75	71,063
6.75%, 08/01/22 (Call 03/04/19)	USD	100	99,920
Genworth Holdings Inc., 7.63%, 09/24/21	USD	100	100,500
Golden Nugget Inc. 6.75%, 10/15/24 (Call 10/15/19)(a)	USD	175	175,781
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	75	76,910
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)(b)	USD	75	67,239
5.00%, 05/31/26 (Call 05/31/21)(b)	USD	125	115,000
5.13%, 11/15/23 (Call 03/04/19)(b)	USD	125	125,000
Gray Television Inc. 5.13%, 10/15/24 (Call 10/15/19)(a)(b)	USD	75	72,891
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	USD	75	73,600
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	100	103,467
Griffon Corp., 5.25%, 03/01/22 (Call 03/04/19)(b)	USD	125	122,500
Gulfport Energy Corp. 6.00%, 10/15/24 (Call 10/15/19)	USD	75	70,500
6.38%, 05/15/25 (Call 05/15/20)	USD	50	47,375
6.38%, 01/15/26 (Call 01/15/21)	USD	75	69,750
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(c)	EUR	100	118,403
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	USD	125	122,949
4.88%, 05/15/26 (Call 02/15/26)(a)	USD	125	120,035
Harland Clarke Holdings Corp. 8.38%, 08/15/22 (Call 03/04/19)(a)(b)	USD	100	93,750
9.25%, 03/01/21 (Call 03/04/19)(a)(b)	USD	100	96,750
HCA Healthcare Inc., 6.25%, 02/15/21	USD	125	130,358
HCA Inc. 4.50%, 02/15/27 (Call 08/15/26)	USD	100	100,875
5.00%, 03/15/24	USD	250	260,320
5.25%, 06/15/26 (Call 12/15/25)	USD	200	210,543
5.38%, 02/01/25	USD	325	335,698
5.38%, 09/01/26 (Call 03/01/26)	USD	120	123,061
5.63%, 09/01/28 (Call 03/01/28)	USD	125	129,375
5.88%, 03/15/22	USD	33	34,980
5.88%, 05/01/23	USD	150	158,625
5.88%, 02/15/26 (Call 08/15/25)	USD	200	211,000

31

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.88%, 02/01/29 (Call 08/01/28)	USD	120	$125,835
7.50%, 02/15/22	USD	250	273,750
Hertz Corp. (The) 5.50%, 10/15/24 (Call 10/15/19)(a)	USD	100	82,000
5.88%, 10/15/20 (Call 03/04/19)	USD	100	99,313
6.25%, 10/15/22 (Call 03/04/19)(b)	USD	75	68,063
7.38%, 01/15/21 (Call 03/04/19)	USD	50	49,762
7.63%, 06/01/22 (Call 06/01/19)(a)	USD	150	149,297
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(c)	EUR	100	112,874
Hexion Inc. 6.63%, 04/15/20 (Call 03/04/19)	USD	200	159,187
10.38%, 02/01/22 (Call 03/04/19)(a)	USD	75	59,973
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 03/04/19)(b)	USD	75	33,643
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24 (Call 06/01/19)(a)(b)	USD	75	71,266
5.75%, 10/01/25 (Call 04/01/20)(a)	USD	50	48,696
6.25%, 11/01/28 (Call 11/01/23)(a)	USD	75	73,500
Hilton Domestic Operating Co. Inc. 4.25%, 09/01/24 (Call 09/01/19)	USD	125	122,319
5.13%, 05/01/26 (Call 05/01/21)(a)	USD	200	201,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 04/01/25 (Call 04/01/20)	USD	100	98,615
4.88%, 04/01/27 (Call 04/01/22)	USD	75	73,954
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(a)	USD	125	120,809
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	USD	125	122,926
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	169,750
Hughes Satellite Systems Corp. 5.25%, 08/01/26	USD	100	95,750
6.63%, 08/01/26	USD	100	96,280
7.63%, 06/15/21	USD	100	105,969
Huntsman International LLC 4.88%, 11/15/20 (Call 08/15/20)	USD	100	101,750
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	123,931
5.13%, 11/15/22 (Call 08/15/22)	USD	50	51,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.88%, 02/01/22 (Call 03/04/19)(b)	USD	175	176,186
6.00%, 08/01/20 (Call 03/04/19)	USD	225	226,687
6.25%, 02/01/22 (Call 03/04/19)	USD	150	154,125
6.38%, 12/15/25 (Call 12/15/20)	USD	100	102,219
6.75%, 02/01/24 (Call 02/01/20)	USD	75	77,229
Infor U.S. Inc. 5.75%, 08/15/20 (Call 02/15/19)(a)	USD	75	76,146
5.75%, 05/15/22 (Call 02/14/19)	EUR	100	117,986
6.50%, 05/15/22 (Call 02/15/19)(b)	USD	225	228,937
International Game Technology PLC 3.50%, 07/15/24 (Call 01/15/24)(c)	EUR	100	113,005
4.75%, 03/05/20(c)	EUR	100	119,616
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	208,000
IQVIA Inc. 2.88%, 09/15/25 (Call 09/15/20)(c)	EUR	100	113,599
3.25%, 03/15/25 (Call 03/15/20)(c)	EUR	200	232,359
5.00%, 10/15/26 (Call 10/15/21)(a)	USD	200	201,562
Iron Mountain Inc. 4.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	115,547
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	USD	100	93,000

Security		Par (000)	Value

United States (continued)
5.75%, 08/15/24 (Call 02/11/19)(b)	USD	125	$124,375
6.00%, 08/15/23 (Call 02/11/19)	USD	75	77,156
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(c)	GBP	100	124,753
iStar Inc. 4.63%, 09/15/20 (Call 06/15/20)	USD	50	49,809
5.25%, 09/15/22 (Call 09/15/19)(b)	USD	50	49,028
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 03/04/19)(a)	USD	100	103,250
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/04/19)(a)	USD	150	149,850
JC Penney Corp. Inc. 5.88%, 07/01/23 (Call 07/01/19)(a)	USD	75	62,344
8.63%, 03/15/25 (Call 03/15/21)(a)	USD	50	28,000
Jones Energy Holdings LLC/Jones Energy Finance Corp., 9.25%, 03/15/23 (Call 03/15/20)(a)	USD	75	58,875
K Hovnanian Enterprises Inc. 10.00%, 07/15/22 (Call 07/15/19)(a)	USD	50	43,250
10.50%, 07/15/24 (Call 07/15/20)(a)	USD	50	40,750
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(b)	USD	75	79,094
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	USD	150	145,017
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	USD	100	96,875
5.00%, 06/01/24 (Call 06/01/19)(a)	USD	150	150,244
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	USD	125	125,937
Kinetic Concepts Inc./KCI USA Inc. 7.88%, 02/15/21 (Call 02/15/19)(a)	USD	75	76,672
12.50%, 11/01/21 (Call 05/01/19)(a)	USD	75	81,170
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/04/19)(a)	USD	115	97,463
L Brands Inc. 5.25%, 02/01/28	USD	50	43,992
5.63%, 02/15/22(b)	USD	125	127,218
5.63%, 10/15/23	USD	75	74,491
6.63%, 04/01/21	USD	100	104,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 03/15/22 (Call 09/15/21)(a)	USD	50	50,300
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	55,575
Lamar Media Corp. 5.00%, 05/01/23 (Call 03/04/19)(b)	USD	50	50,418
5.38%, 01/15/24 (Call 03/04/19)(b)	USD	50	51,094
5.75%, 02/01/26 (Call 02/01/21)	USD	50	51,780
5.75%, 02/01/26 (Call 02/01/21)(a)	USD	20	20,712
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	99,550
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	USD	125	124,248
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	USD	50	50,769
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	USD	75	74,554
4.50%, 04/30/24 (Call 01/31/24)	USD	100	98,333
4.75%, 04/01/21 (Call 02/01/21)	USD	75	76,078
4.75%, 11/15/22 (Call 08/15/22)	USD	75	75,416
4.75%, 05/30/25 (Call 02/28/25)	USD	50	48,943
4.75%, 11/29/27 (Call 05/29/27)	USD	125	118,844
4.88%, 12/15/23 (Call 09/15/23)	USD	55	55,000
5.88%, 11/15/24 (Call 05/15/24)	USD	50	51,323

32

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Level 3 Financing Inc. 5.13%, 05/01/23 (Call 03/04/19)	USD	75	$74,423
5.25%, 03/15/26 (Call 03/15/21)	USD	100	96,792
5.38%, 08/15/22 (Call 03/04/19)	USD	125	126,131
5.38%, 01/15/24 (Call 03/04/19)(b)	USD	125	124,687
5.38%, 05/01/25 (Call 05/01/20)	USD	100	98,856
5.63%, 02/01/23 (Call 03/04/19)	USD	75	75,591
6.13%, 01/15/21 (Call 03/04/19)	USD	50	50,147
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	117,717
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	USD	40	40,400
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(c)	EUR	100	111,473
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(c)	EUR	100	118,551
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	USD	75	57,563
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 04/15/20 (Call 03/04/19)(a)	USD	100	99,201
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	USD	75	58,125
5.63%, 10/15/23 (Call 03/04/19)(a)(b)	USD	100	84,295
5.75%, 08/01/22 (Call 03/04/19)(a)(b)	USD	100	91,028
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	125	124,531
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	USD	200	188,775
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)	USD	115	115,479
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	USD	175	180,250
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	49,672
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc. 4.50%, 09/01/26 (Call 06/01/26)	USD	50	47,375
5.63%, 05/01/24 (Call 02/01/24)	USD	150	154,125
5.75%, 02/01/27 (Call 11/01/26)(a)	USD	80	80,800
MGM Resorts International 4.63%, 09/01/26 (Call 06/01/26)	USD	50	46,980
5.25%, 03/31/20(b)	USD	75	76,145
5.75%, 06/15/25 (Call 03/15/25)(b)	USD	125	125,879
6.00%, 03/15/23	USD	150	155,625
6.63%, 12/15/21	USD	175	185,103
6.75%, 10/01/20	USD	125	130,514
7.75%, 03/15/22	USD	125	136,004
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	USD	100	102,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	USD	200	198,500
MPT Operating Partnership LP/MPT Finance Corp. 4.00%, 08/19/22 (Call 05/19/22)	EUR	100	123,596
5.00%, 10/15/27 (Call 10/15/22)(b)	USD	175	170,362
5.25%, 08/01/26 (Call 08/01/21)	USD	75	75,375
6.38%, 03/01/24 (Call 03/04/19)	USD	75	78,492
MSCI Inc. 4.75%, 08/01/26 (Call 08/01/21)(a)(b)	USD	50	49,875
5.25%, 11/15/24 (Call 11/15/19)(a)	USD	100	101,957
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	75	76,242
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	100	103,813
Murphy Oil Corp. 4.00%, 06/01/22 (Call 03/01/22)	USD	75	73,406
4.45%, 12/01/22 (Call 09/01/22)	USD	75	73,599
5.75%, 08/15/25 (Call 08/15/20)	USD	75	75,234
6.88%, 08/15/24 (Call 08/15/19)	USD	50	52,485

Security		Par (000)	Value

United States (continued)
Nabors Industries Inc. 4.63%, 09/15/21	USD	100	$95,083
5.00%, 09/15/20(b)	USD	100	99,000
5.50%, 01/15/23 (Call 11/15/22)(b)	USD	75	68,222
5.75%, 02/01/25 (Call 11/01/24)	USD	100	87,086
Nationstar Mortgage Holdings Inc. 8.13%, 07/15/23 (Call 07/15/20)(a)	USD	125	126,406
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	100	101,030
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 03/04/19)	USD	75	74,813
Navient Corp. 5.00%, 10/26/20	USD	75	75,625
5.50%, 01/25/23	USD	125	120,625
5.88%, 03/25/21	USD	100	101,589
5.88%, 10/25/24(b)	USD	75	70,463
6.13%, 03/25/24	USD	100	95,688
6.50%, 06/15/22	USD	125	126,987
6.63%, 07/26/21(b)	USD	100	102,750
6.75%, 06/25/25	USD	50	48,241
6.75%, 06/15/26	USD	75	70,547
7.25%, 01/25/22(b)	USD	75	77,879
7.25%, 09/25/23	USD	75	76,341
8.00%, 03/25/20(b)	USD	175	182,219
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/04/19)(a)(b)	USD	75	44,041
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	USD	150	150,469
NCR Corp. 4.63%, 02/15/21 (Call 03/04/19)	USD	75	74,391
5.00%, 07/15/22 (Call 03/04/19)(b)	USD	75	73,849
5.88%, 12/15/21 (Call 03/04/19)(b)	USD	50	50,326
6.38%, 12/15/23 (Call 03/04/19)(b)	USD	100	100,104
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 03/04/19)(a)	USD	100	45,250
Netflix Inc. 3.63%, 05/15/27	EUR	100	114,027
4.38%, 11/15/26(b)	USD	125	118,516
4.63%, 05/15/29(c)	EUR	200	230,645
4.88%, 04/15/28	USD	200	190,250
5.38%, 02/01/21	USD	75	76,682
5.50%, 02/15/22	USD	75	77,441
5.75%, 03/01/24(b)	USD	50	51,945
5.88%, 02/15/25(b)	USD	100	103,728
5.88%, 11/15/28(a)	USD	250	252,321
6.38%, 05/15/29(a)	USD	100	102,750
Newfield Exploration Co. 5.38%, 01/01/26 (Call 10/01/25)	USD	100	102,680
5.63%, 07/01/24(b)	USD	125	130,876
5.75%, 01/30/22	USD	100	104,013
Nexstar Broadcasting Inc. 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	USD	125	120,992
5.88%, 11/15/22 (Call 02/11/19)	USD	50	50,625
NextEra Energy Operating Partners LP 4.25%, 09/15/24 (Call 07/15/24)(a)(b)	USD	75	71,460
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	75	68,297
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	USD	75	75,960
NGPL PipeCo LLC 4.38%, 08/15/22 (Call 05/15/22)(a)	USD	90	90,751
4.88%, 08/15/27 (Call 02/15/27)(a)	USD	100	99,292

33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Nielsen Co Luxembourg Sarl/The, 5.00%, 02/01/25 (Call 02/01/20)(a)(b)	USD	75	$74,438
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/01/20 (Call 03/04/19)	USD	75	74,888
5.00%, 04/15/22 (Call 03/04/19)(a)	USD	300	297,862
Noble Holding International Ltd. 7.88%, 02/01/26 (Call 02/01/21)(a)	USD	110	101,475
7.95%, 04/01/25 (Call 01/01/25)(b)	USD	50	40,100
Novelis Corp. 5.88%, 09/30/26 (Call 09/30/21)(a)	USD	175	168,875
6.25%, 08/15/24 (Call 08/15/19)(a)	USD	150	150,937
NRG Energy Inc. 5.75%, 01/15/28 (Call 01/15/23)(b)	USD	100	101,300
6.25%, 05/01/24 (Call 05/01/19)	USD	100	103,450
6.63%, 01/15/27 (Call 07/15/21)	USD	150	158,071
7.25%, 05/15/26 (Call 05/15/21)	USD	125	134,687
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	USD	75	73,547
NuStar Logistics LP 4.80%, 09/01/20	USD	50	50,205
5.63%, 04/28/27 (Call 01/28/27)	USD	75	72,938
Oasis Petroleum Inc. 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	USD	50	47,260
6.88%, 03/15/22 (Call 03/04/19)	USD	125	124,687
OI European Group BV 3.13%, 11/15/24 (Call 08/15/24)(c)	EUR	100	117,411
6.75%, 09/15/20(c)	EUR	100	125,045
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)	USD	75	69,188
5.13%, 09/15/27 (Call 03/15/22)(b)	USD	50	48,985
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/04/19)(a)	USD	150	145,192
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 02/15/22 (Call 03/04/19)(b)	USD	75	75,750
5.63%, 02/15/24 (Call 03/04/19)	USD	50	50,656
5.88%, 03/15/25 (Call 09/15/19)	USD	75	75,750
Owens-Brockway Glass Container Inc. 5.00%, 01/15/22(a)	USD	50	50,688
5.88%, 08/15/23(a)	USD	100	104,111
Pacific Drilling SA, 8.38%, 10/01/23(a)	USD	100	99,000
Parsley Energy LLC/Parsley Finance Corp. 5.25%, 08/15/25 (Call 08/15/20)(a)	USD	50	49,292
5.38%, 01/15/25 (Call 01/15/20)(a)	USD	85	84,363
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	100	99,097
6.25%, 06/01/24 (Call 06/01/19)(a)	USD	50	51,243
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/23 (Call 03/04/19)	USD	75	75,259
7.25%, 06/15/25 (Call 06/15/20)	USD	100	99,875
PDC Energy Inc. 5.75%, 05/15/26 (Call 05/15/21)	USD	75	70,650
6.13%, 09/15/24 (Call 09/15/19)	USD	50	48,958
Peabody Energy Corp. 6.00%, 03/31/22 (Call 03/31/19)(a)	USD	50	49,985
6.38%, 03/31/25 (Call 03/31/20)(a)	USD	75	72,609
Penske Automotive Group Inc. 5.50%, 05/15/26 (Call 05/15/21)	USD	60	58,650
5.75%, 10/01/22 (Call 03/04/19)(b)	USD	75	76,189

Security		Par (000)	Value

United States (continued)
PetSmart Inc. 5.88%, 06/01/25 (Call 06/01/20)(a)	USD	175	$137,177
7.13%, 03/15/23 (Call 03/04/19)(a)	USD	250	156,875
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	USD	75	47,246
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/20)(a)	USD	125	122,500
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	100	96,453
Pitney Bowes Inc. 3.88%, 10/01/21 (Call 09/01/21)	USD	75	73,125
4.38%, 05/15/22 (Call 04/15/22)	USD	50	46,888
4.63%, 03/15/24 (Call 12/15/23)(b)	USD	50	45,007
4.70%, 04/01/23 (Call 03/01/23)	USD	50	46,094
Platform Specialty Products Corp. 5.88%, 12/01/25 (Call 12/01/20)(a)	USD	115	114,784
6.50%, 02/01/22 (Call 02/01/19)(a)	USD	100	101,512
Post Holdings Inc. 5.00%, 08/15/26 (Call 08/15/21)(a)	USD	225	212,976
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	USD	125	124,098
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	125	120,155
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	175	171,500
Prestige Brands Inc., 6.38%, 03/01/24 (Call 03/04/19)(a)(b)	USD	100	99,273
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)	USD	350	370,015
PSPC Escrow Corp., 6.00%, 02/01/23 (Call 03/01/19)(c)	EUR	100	118,164
PulteGroup Inc. 4.25%, 03/01/21 (Call 02/01/21)	USD	100	101,375
5.00%, 01/15/27 (Call 10/15/26)	USD	75	71,977
5.50%, 03/01/26 (Call 12/01/25)	USD	105	105,146
PVH Corp., 3.63%, 07/15/24 (Call 04/15/24)(c)	EUR	100	123,304
QEP Resources Inc. 5.25%, 05/01/23 (Call 02/01/23)	USD	75	72,526
5.38%, 10/01/22 (Call 07/01/22)	USD	75	73,788
5.63%, 03/01/26 (Call 12/01/25)	USD	75	72,063
Quicken Loans Inc. 5.25%, 01/15/28 (Call 01/15/23)(a)	USD	125	113,868
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	USD	175	168,875
QVC Inc. 4.38%, 03/15/23(b)	USD	75	74,451
4.45%, 02/15/25 (Call 11/15/24)	USD	75	72,110
4.85%, 04/01/24	USD	75	74,988
5.13%, 07/02/22	USD	75	77,099
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)	USD	150	126,000
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	USD	75	72,750
Range Resources Corp. 4.88%, 05/15/25 (Call 02/15/25)	USD	100	90,500
5.00%, 08/15/22 (Call 05/15/22)	USD	75	72,909
5.00%, 03/15/23 (Call 12/15/22)(b)	USD	100	95,218
5.75%, 06/01/21 (Call 03/01/21)(b)	USD	50	50,340
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	USD	75	68,375
5.25%, 12/01/21 (Call 03/04/19)(a)(b)	USD	75	74,803
Refinitiv U.S. Holdings Inc. 4.50%, 05/15/26 (Call 11/15/21)(c)	EUR	100	111,901
6.25%, 05/15/26 (Call 11/15/21)(a)(b)	USD	150	147,457
6.88%, 11/15/26 (Call 11/15/21)(c)	EUR	100	104,510
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	200	187,500
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(a)	USD	100	105,614

34

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	175	$174,726
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 07/15/23 (Call 07/15/19)(a)	USD	200	200,471
5.75%, 10/15/20 (Call 03/04/19)	USD	388	389,116
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	USD	100	102,250
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/04/19)(a)	USD	225	189,506
Rowan Companies Inc. 4.88%, 06/01/22 (Call 03/01/22)	USD	75	66,523
7.38%, 06/15/25 (Call 03/15/25)(b)	USD	75	64,875
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.13%, 11/01/20 (Call 03/04/19)(a)(b)	USD	75	25,710
7.38%, 11/01/21 (Call 03/04/19)(a)(b)	USD	75	26,250
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 03/04/19)(a)	USD	125	126,875
Sanchez Energy Corp. 6.13%, 01/15/23 (Call 03/04/19)	USD	150	26,464
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	USD	50	42,469
7.75%, 06/15/21 (Call 03/04/19)	USD	75	14,250
SBA Communications Corp. 4.00%, 10/01/22 (Call 10/01/19)	USD	100	98,470
4.88%, 07/15/22 (Call 03/04/19)	USD	100	101,155
4.88%, 09/01/24 (Call 09/01/19)	USD	150	150,187
Scientific Games International Inc. 3.38%, 02/15/26 (Call 02/15/21)(c)	EUR	100	107,434
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	175	165,954
10.00%, 12/01/22 (Call 03/04/19)	USD	250	262,812
Sealed Air Corp. 4.50%, 09/15/23 (Call 06/15/23)(c)	EUR	100	126,186
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	50	50,744
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	50	50,649
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	USD	50	51,100
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	50	51,516
6.50%, 12/01/20 (Call 09/01/20)(a)	USD	50	52,125
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 02/15/19)(b)	USD	50	47,500
Service Corp. International/U.S 4.63%, 12/15/27 (Call 12/15/22)(b)	USD	75	73,359
5.38%, 01/15/22 (Call 03/04/19)	USD	50	50,527
5.38%, 05/15/24 (Call 05/15/19)	USD	125	127,828
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	USD	100	97,795
SESI LLC 7.13%, 12/15/21 (Call 03/04/19)	USD	100	89,125
7.75%, 09/15/24 (Call 09/15/20)	USD	75	58,828
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100	117,742
Sinclair Television Group Inc. 5.13%, 02/15/27 (Call 08/15/21)(a)	USD	50	45,494
5.38%, 04/01/21 (Call 02/15/19)	USD	50	50,067
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	USD	75	72,562
6.13%, 10/01/22 (Call 02/15/19)	USD	75	76,406
Sirius XM Radio Inc. 3.88%, 08/01/22 (Call 08/01/20)(a)	USD	125	123,288
4.63%, 05/15/23 (Call 03/04/19)(a)	USD	50	50,125
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	200	193,250
5.38%, 04/15/25 (Call 04/15/20)(a)	USD	125	126,562
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	125	124,063
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	USD	200	207,659

Security		Par (000)	Value

United States (continued)
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/19)(a)	USD	125	$123,792
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	65	64,445
SM Energy Co. 5.00%, 01/15/24 (Call 03/04/19)(b)	USD	75	71,297
5.63%, 06/01/25 (Call 06/01/20)(b)	USD	75	72,281
6.13%, 11/15/22 (Call 03/04/19)	USD	50	50,125
6.63%, 01/15/27 (Call 01/15/22)(b)	USD	50	48,834
6.75%, 09/15/26 (Call 09/15/21)(b)	USD	75	74,168
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/04/19)(a)	USD	250	270,516
Southwestern Energy Co. 6.20%, 01/23/25 (Call 10/23/24)	USD	100	97,250
7.50%, 04/01/26 (Call 04/01/21)	USD	75	76,988
7.75%, 10/01/27 (Call 10/01/22)	USD	75	77,056
Spectrum Brands Inc. 5.75%, 07/15/25 (Call 07/15/20)	USD	150	147,825
6.63%, 11/15/22 (Call 03/04/19)	USD	100	102,519
Springleaf Finance Corp. 5.63%, 03/15/23	USD	100	98,751
6.13%, 05/15/22(b)	USD	125	128,319
6.88%, 03/15/25	USD	175	167,344
7.13%, 03/15/26	USD	200	191,138
7.75%, 10/01/21	USD	100	105,343
8.25%, 12/15/20	USD	125	133,437
Sprint Communications Inc. 6.00%, 11/15/22	USD	300	303,750
7.00%, 03/01/20(a)	USD	125	128,743
7.00%, 08/15/20	USD	200	207,500
11.50%, 11/15/21	USD	125	144,844
Sprint Corp. 7.13%, 06/15/24	USD	300	307,969
7.25%, 09/15/21	USD	300	315,000
7.63%, 02/15/25 (Call 11/15/24)(b)	USD	200	208,810
7.63%, 03/01/26 (Call 11/01/25)	USD	200	207,560
7.88%, 09/15/23	USD	500	532,650
Standard Industries Inc./NJ 4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	113,348
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	75	70,137
5.38%, 11/15/24 (Call 11/15/19)(a)	USD	150	149,475
5.50%, 02/15/23 (Call 03/04/19)(a)	USD	75	76,073
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	125,949
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	USD	125	119,688
Starwood Property Trust Inc. 3.63%, 02/01/21 (Call 11/01/20)	USD	75	73,922
4.75%, 03/15/25 (Call 09/15/24)	USD	50	47,723
5.00%, 12/15/21 (Call 09/15/21)	USD	100	101,125
Steel Dynamics Inc. 5.00%, 12/15/26 (Call 12/15/21)	USD	50	49,719
5.13%, 10/01/21 (Call 03/04/19)(b)	USD	50	50,412
5.25%, 04/15/23 (Call 03/04/19)	USD	50	50,708
5.50%, 10/01/24 (Call 10/01/19)	USD	75	77,329
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	USD	75	74,250
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/15/19)	USD	75	75,540
Sunoco LP/Sunoco Finance Corp. 4.88%, 01/15/23 (Call 01/15/20)	USD	125	124,102
5.50%, 02/15/26 (Call 02/15/21)	USD	100	98,499
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	USD	60	58,770

35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Symantec Corp. 3.95%, 06/15/22 (Call 03/15/22)	USD	50	$49,251
4.20%, 09/15/20	USD	100	100,188
5.00%, 04/15/25 (Call 04/15/20)(a)	USD	150	150,093
TA MFG. Ltd., 3.63%, 04/15/23 (Call 03/04/19)(c)	EUR	100	116,314
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/20)	USD	75	58,969
9.50%, 07/15/22 (Call 07/15/20)(a)	USD	50	51,200
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	75	69,785
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 4.75%, 10/01/23 (Call 10/01/20)(a)	USD	75	74,867
5.50%, 09/15/24 (Call 09/15/19)(a)	USD	100	100,530
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	100	97,465
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/23 (Call 03/04/19)	USD	50	48,313
5.00%, 01/15/28 (Call 01/15/23)	USD	100	94,188
5.13%, 02/01/25 (Call 02/01/20)	USD	50	49,275
5.25%, 05/01/23 (Call 03/04/19)	USD	75	75,415
5.38%, 02/01/27 (Call 02/01/22)	USD	75	72,914
5.88%, 04/15/26 (Call 04/15/21)(a)	USD	125	126,406
6.50%, 07/15/27 (Call 07/15/22)(a)	USD	30	30,938
6.75%, 03/15/24 (Call 09/15/19)	USD	75	78,010
6.88%, 01/15/29 (Call 01/15/24)(a)	USD	50	52,029
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 03/04/19)(a)	USD	100	100,211
TEGNA Inc. 5.13%, 07/15/20 (Call 03/04/19)	USD	75	75,251
6.38%, 10/15/23 (Call 03/04/19)	USD	100	101,750
Teleflex Inc. 4.63%, 11/15/27 (Call 11/15/22)	USD	75	72,839
4.88%, 06/01/26 (Call 06/01/21)	USD	50	50,203
Tempur Sealy International Inc. 5.50%, 06/15/26 (Call 06/15/21)	USD	75	71,813
5.63%, 10/15/23 (Call 03/04/19)	USD	50	49,639
Tenet Healthcare Corp. 4.38%, 10/01/21(b)	USD	150	149,900
4.50%, 04/01/21	USD	125	125,561
4.63%, 07/15/24 (Call 07/15/20)	USD	250	245,826
5.13%, 05/01/25 (Call 05/01/20)	USD	175	171,490
6.00%, 10/01/20	USD	225	232,661
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	60	60,375
6.75%, 06/15/23(b)	USD	225	221,766
7.00%, 08/01/25 (Call 08/01/20)(b)	USD	50	48,375
7.50%, 01/01/22 (Call 02/22/19)(a)	USD	100	103,893
8.13%, 04/01/22	USD	350	367,062
Tenneco Inc., 4.88%, 04/15/22 (Call 04/15/19)(c)	EUR	175	205,705
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	USD	75	73,607
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	69,750
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	USD	225	199,755
T-Mobile USA Inc. 4.00%, 04/15/22 (Call 03/16/22)	USD	75	74,465
4.50%, 02/01/26 (Call 02/01/21)	USD	125	121,719
4.75%, 02/01/28 (Call 02/01/23)	USD	175	167,781
5.13%, 04/15/25 (Call 04/15/20)	USD	75	75,656
5.38%, 04/15/27 (Call 04/15/22)	USD	75	75,909
6.00%, 03/01/23 (Call 02/11/19)	USD	175	179,760
6.00%, 04/15/24 (Call 04/15/19)	USD	125	128,281

Security		Par (000)	Value

United States (continued)
6.38%, 03/01/25 (Call 09/01/19)	USD	225	$233,437
6.50%, 01/15/26 (Call 01/15/21)	USD	250	264,687
Toll Brothers Finance Corp. 4.35%, 02/15/28 (Call 11/15/27)(b)	USD	50	45,732
4.38%, 04/15/23 (Call 01/15/23)	USD	50	49,146
4.88%, 03/15/27 (Call 12/15/26)	USD	60	58,050
5.88%, 02/15/22 (Call 11/15/21)	USD	50	52,250
TransDigm Inc. 5.50%, 10/15/20 (Call 03/04/19)	USD	75	75,188
6.00%, 07/15/22 (Call 03/04/19)	USD	150	151,125
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	250	253,750
6.38%, 06/15/26 (Call 06/15/21)	USD	200	192,719
6.50%, 07/15/24 (Call 07/15/19)	USD	150	148,248
6.50%, 05/15/25 (Call 05/15/20)	USD	100	97,250
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	71	71,229
Transocean Inc. 7.25%, 11/01/25 (Call 11/01/21)(a)	USD	100	94,191
9.00%, 07/15/23 (Call 07/15/20)(a)(b)	USD	150	156,702
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	USD	40	41,700
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	75	75,325
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	30	30,465
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	USD	40	40,249
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	48,000
Tribune Media Co., 5.88%, 07/15/22 (Call 02/11/19)	USD	150	152,625
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(b)	USD	67	57,275
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	USD	50	43,141
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	USD	75	66,234
U.S. Steel Corp. 6.25%, 03/15/26 (Call 03/15/21)(b)	USD	75	68,359
6.88%, 08/15/25 (Call 08/15/20)	USD	100	95,405
United Continental Holdings Inc., 4.25%, 10/01/22	USD	50	49,552
United Rentals North America Inc. 4.63%, 07/15/23 (Call 03/04/19)	USD	125	126,150
4.63%, 10/15/25 (Call 10/15/20)	USD	80	76,750
4.88%, 01/15/28 (Call 01/15/23)(b)	USD	225	213,469
5.50%, 07/15/25 (Call 07/15/20)	USD	100	101,125
5.50%, 05/15/27 (Call 05/15/22)	USD	125	124,750
5.75%, 11/15/24 (Call 05/15/19)	USD	125	128,046
5.88%, 09/15/26 (Call 09/15/21)(b)	USD	125	126,992
6.50%, 12/15/26 (Call 12/15/21)	USD	150	155,625
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 6.00%, 04/15/23 (Call 03/04/19)(a)	USD	100	95,074
7.13%, 12/15/24 (Call 12/15/19)(a)	USD	75	66,188
8.25%, 10/15/23 (Call 04/15/19)	USD	125	115,938
Univision Communications Inc. 5.13%, 05/15/23 (Call 03/04/19)(a)(b)	USD	150	140,310
5.13%, 02/15/25 (Call 02/15/20)(a)	USD	200	182,250
Valeant Pharmaceuticals International 8.50%, 01/31/27 (Call 07/31/22)(a)	USD	100	104,521
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	USD	200	215,125
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (Call 11/15/20)(c)	GBP	100	126,680
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	USD	125	109,531

36

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
VeriSign Inc. 4.63%, 05/01/23 (Call 03/04/19)	USD	100	$100,911
4.75%, 07/15/27 (Call 07/15/22)	USD	75	74,147
5.25%, 04/01/25 (Call 01/01/25)(b)	USD	50	51,325
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 02/11/19)(a)	USD	200	144,462
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	USD	125	125,400
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	USD	100	93,250
Viacom Inc. 5.88%, 02/28/57 (Call 02/28/22)(d)(e)	USD	100	96,350
6.25%, 02/28/57 (Call 02/28/27)(d)(e)	USD	75	72,750
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	USD	100	97,750
Vistra Energy Corp. 5.88%, 06/01/23 (Call 03/04/19)	USD	75	76,840
7.38%, 11/01/22 (Call 03/04/19)	USD	225	234,000
7.63%, 11/01/24 (Call 11/01/19)	USD	150	159,487
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 09/01/21)(a)	USD	125	126,562
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	125	125,625
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	100	97,490
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(d)(e)	USD	100	97,000
Weatherford International LLC, 9.88%, 03/01/25	USD	75	48,375
Weatherford International Ltd. 4.50%, 04/15/22 (Call 01/15/22)(b)	USD	75	47,625
7.75%, 06/15/21 (Call 05/15/21)(b)	USD	100	85,313
8.25%, 06/15/23 (Call 03/15/23)	USD	75	48,188
WellCare Health Plans Inc. 5.25%, 04/01/25 (Call 04/01/20)(b)	USD	150	152,684
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	USD	110	112,269
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	USD	150	125,156
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	USD	275	255,750
Whiting Petroleum Corp. 5.75%, 03/15/21 (Call 12/15/20)	USD	125	125,210
6.25%, 04/01/23 (Call 01/01/23)(b)	USD	50	49,364
6.63%, 01/15/26 (Call 10/15/25)(b)	USD	125	122,500
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	USD	50	44,022
Windstream Services LLC/Windstream Finance Corp. 8.63%, 10/31/25 (Call 10/31/20)(a)	USD	75	71,179
9.00%, 06/30/25 (Call 06/30/21)(a)	USD	100	74,880
10.50%, 06/30/24 (Call 06/30/20)(a)	USD	75	62,571
WMG Acquisition Corp., 4.13%, 11/01/24 (Call 11/01/19)(c)	EUR	90	107,336
WPX Energy Inc. 5.25%, 09/15/24 (Call 06/15/24)	USD	75	74,133
5.75%, 06/01/26 (Call 06/01/21)	USD	75	74,625
6.00%, 01/15/22 (Call 10/15/21)	USD	50	51,012
8.25%, 08/01/23 (Call 06/01/23)	USD	75	83,250
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	USD	100	102,750
Wyndham Destinations Inc. 3.90%, 03/01/23 (Call 12/01/22)	USD	38	35,732
4.25%, 03/01/22 (Call 12/01/21)	USD	56	55,720
5.75%, 04/01/27 (Call 01/01/27)	USD	50	47,406

Security		Par/ Shares (000)	Value

United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	USD	75	$73,212
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	125	116,771
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	225	218,812
XPO Logistics Inc. 6.13%, 09/01/23 (Call 09/01/19)(a)(b)	USD	75	75,750
6.50%, 06/15/22 (Call 03/04/19)(a)	USD	150	153,750
Zayo Group LLC/Zayo Capital Inc. 5.75%, 01/15/27 (Call 01/15/22)(a)	USD	225	217,674
6.00%, 04/01/23 (Call 03/04/19)	USD	200	201,000
6.38%, 05/15/25 (Call 05/15/20)	USD	100	97,813

			94,106,285

Venezuela — 0.2%
Citgo Holding Inc., 10.75%, 02/15/20(a)	USD	225	228,938

Total Corporate Bonds & Notes — 97.7% (Cost: $147,064,478)			140,702,168

Short-Term Investments

Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(i)(j)(k)		23,337	23,343,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(i)(j)		493	492,665

			23,836,560

Total Short-Term Investments — 16.6% (Cost: $23,829,559)			23,836,560

Total Investments in Securities — 114.3% (Cost: $170,894,037)			164,538,728

Other Assets, Less Liabilities — (14.3)%			(20,612,570)

Net Assets — 100.0%			$143,926,158

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Perpetual security with no stated maturity date.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

37

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® US & Intl High Yield Corp Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,617	(15,280)	23,337	$23,343,895	$47,802	(a)	$(4)	$1,912
BlackRock Cash Funds: Treasury, SL Agency Shares	2,804	(2,311)	493	492,665	5,035		—	—

				$23,836,560	$52,837		$(4)	$1,912

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$140,702,168	$—	$140,702,168
Money Market Funds	23,836,560	—	—	23,836,560

	$23,836,560	$140,702,168	$—	$164,538,728

Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

38

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 01, 2019